ANNUAL

 ................................................................................
                                FINANCIAL REPORT
 ................................................................................
                                STI CLASSIC FUNDS
 ................................................................................
                            A Family of Mutual Funds
 ................................................................................

                         PRIME QUALITY MONEY MARKET FUND

                          TAX-EXEMPT MONEY MARKET FUND

                           TAX-FREE MONEY MARKET FUND

                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                         U.S. TREASURY MONEY MARKET FUND

                                  May 31, 2000

                            (LOGO) [GRAPHIC OMITTED]

Dear Valued STI Classic Trust Shareholder:

The period corresponding to the STI Classic Funds' fiscal year ending May 31, 2000 is perhaps one of the most unusual in the history of modern financial markets. The U.S. economy continued on its growth path, extending the longest period of uninterrupted expansion. In fact, economic growth actually accelerated, prompting the Federal Reserve (the "Fed") to announce a series of rate increases. The capital markets responded by rewarding risk in equity securities and punishing it in fixed income markets. On the equity side, technology stocks were prominent, as evidenced by the 37.7% rise in the NASDAQ Composite Index and even greater 59.1% appreciation in the larger stocks of the NASDAQ 100 Index. Small cap stocks did well, predominantly because of technology and biotechnology stocks; the S&P 600 Small Cap Index rose 14.2%. Mid-cap stocks did even better, with the S&P 400 Mid-Cap Index up 21.5%, but again due to technology. Overall, many stocks did not do well as Fed tightening weighed heavily on performance. The broader S&P 500 Composite Index was up a more modest 10.5%, while the Dow Jones Industrial Average only achieved a 1.2% positive return. Within style categories, growth stocks enjoyed a record advantage over value stocks, a condition which began to reverse only in the last three months of the STI Classic Funds fiscal year.

On the fixed income side, total returns in bonds were modest, as typified by the 1.9% gain in the Lehman U.S. Government/Corporate Bond Index for longer term taxable bonds, the 3.5% return in the Merrill Lynch 1-5 Year U.S. Corporate/ Government Index, and very modest returns in short to intermediate-term municipal bonds. Within the bond arena, investment grade and high yield bonds were under pressure, while top quality Government bonds prospered. To repeat, there was a disconnect between risk/reward as equity investors were very positive and bond investors were negative.

As the new fiscal year begins for the STI Classic Fund family, we are encouraged by the broadening out of the equity market. Technology stocks have recently corrected significantly and small and mid-caps have done better. Importantly, value oriented stocks outperformed in March/April/May. Tight Fed policy and rising money market rates due to rapid economic growth are not good for stocks. Thus, recent signs of slower economic growth are welcome and stocks will do better once the Fed suspends its tight monetary stance. We also believe the very wide yield spreads available in non-Government fixed income securities will prove rewarding over the next 12-24 months. The STI Classic Funds have never been stronger in terms of product breadth and potential for long-term growth. We thank all Fund shareholders for their confidence in the STI Classic Family. We will work hard to deliver competitive results in the months and years ahead.

                                 Sincerely

                                 /S/signature omitted

                                 Douglas S. Phillips
                                 President and Chief Investment Officer
                                 Trusco Capital Management, Inc.

                         STI CLASSIC PRIME QUALITY MONEY MARKET FUND
                         -------------------------------------------

The investment objective of the STI Classic Prime Quality Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in high quality money market instruments. The investment discipline, which we use in managing the Fund, emphasizes adding incremental value through yield curve, sector and credit analysis. Investments are made in those sectors, credits, and segments of the yield curve within the universe of money market eligible securities, which offer the most attractive risk/reward trade-off and current yield. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund based on the current market rates and conditions and our market outlook.

The Federal Reserve raised the Federal Funds rate six times and a total of 1.75% during the Fund's fiscal year ending May 31, 2000. The Fed Funds rate increases led to a similar increase in the yields for short-term money market securities and money market funds.

The Fund shifted to a below average maturity and increased its holdings of floating rate securities during the year ending May 31, 2000. This strategy, along with good security selection allowed the Fund to maximize its yield during the rising rate environment, which led to a very competitive return as compared to its peer money market funds.

The Fund (Trust Shares) had a one year return of 5.20% for the year ending May 31, 2000. The Fund's peer group return, as measured by the iMoneyNet, Inc. First Tier Money Fund Average, was 5.01% for the same period.

                                                           /s/signature omitted

                                                           David S. Yealy
                                                           Vice President






                  STI CLASSIC TAX-EXEMPT MONEY MARKET FUND
                -------------------------------------------

The STI Classic Tax-Exempt Money Market Fund (the "Fund") seeks to provide as high a level of current interest income exempt from regular federal income tax as is consistent with preserving capital and liquidity. The Fund invests in high quality, U.S. dollar-denominated municipal securities of issuers located in all fifty states, the District of Columbia, and Puerto Rico.

During most of this period, the Fund maintained a shorter average maturity to take advantage of higher interest rates. We continue to look for opportunities to extend when market conditions are advantageous in order to maximize the yield of the Fund.

                                                           /s/signature omitted

                                                           Mary F. Cernilli
                                                           Vice President

                     STI CLASSIC TAX-FREE MONEY MARKET FUND
                   -------------------------------------------
The STI Classic Tax-Free Money Market Fund ("the Fund") celebrates its first anniversary in the STI Classic family of mutual funds. We are pleased to be a part of diversified group of funds offering equity, bond, and money market funds in a variety of investment styles aimed at helping our clients achieve their investment goals.

The Fund strives to maximize tax-free investment income for Virginia residents, while maintaining a stable asset value of $1/share. Our security selection process for this fund emphasizes high quality and high liquidity municipal issuers. This fund is intended for clients seeking capital preservation, or those who wish to improve their tax-exempt income on idle balances.

This investment style, and the Fund in particular, performed well in the year ended May 31, 2000. The domestic economy continued to show robust growth, with the length of the current expansion reached an all-time record by February. Consumer spending remained high, while industrial and manufacturing activity rebounded with the improved growth in the global economy. The unemployment rate reached a 30-year low, while consumer optimism reached new highs.

In an environment of strong growth and increased economic pressures, the Federal Reserve (the "Fed") intervened to raise short-term interest rates in an attempt to cool the economy and head off rising inflation risks. The initial moves to restrain the economy were gradual 0.25% increases. However, as the pace of the economy showed few signs of slowing, the Fed decided to take a more aggressive stance in May, raising the overnight federal funds rate by 0.50%. This brought the cumulative of the six interest rate increases to 1.75% over the past year.

Our strategy in this increasingly restrictive environment was to keep the average maturity of the portfolio relatively short and highly liquid so that the fund's yield would move higher as the Fed raised interest rates. We believe this strategy was successful and benefited our shareholders.

Looking ahead, we see increasing signs that the economy will slow under the weight of the Fed interest rate hikes. As the pace of the expansion slows to a more sustainable level, the need for higher interest rates should diminish, representing an opportunity to lock in high current yields.

Again, we thank you for investing in the STI Classic Tax-Free Money Market Fund, and we look forward to serving your investment needs in the year ahead.

                                                          /s/signature omitted
                                                          Robert S. Bowman, CFA
                                                          Vice President

           STI CLASSIC U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
           --------------------------------------------------------
The investment objective of the STI Classic U.S. Government Securities Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in eligible money market securities. Eligible securities include U.S. Treasury securities, U.S. Government Subsidiary Corporation securities that are backed by the full faith and credit of the U.S. Government, and repurchase agreements ("repos") collateralized by U.S. Treasury obligations and U.S. Government Subsidiary Corporation securities. The investment discipline, which is used in managing the Fund, emphasizes adding incremental value through yield curve analysis. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund over time based on the current market rates and conditions and our market outlook.

The Federal Reserve raised the Federal Funds Rate six times and a total of 1.75% during the Fund's fiscal year ending May 31, 2000. The Fed Funds rate increases led to a similar increase in the yields for short-term money market securities and money market funds.

The Fund was able to provide a competitive return as compared to its peer money market funds during the year ending May 31, 2000 by maintaining a shorter than average maturity with the majority of the Fund's assets invested in extremely short securities that increased in rates in line with the Fed Funds rate increases.

                                                           /s/signature omitted

                                                           David S. Yealy
                                                           Vice President

                 STI CLASSIC U.S. TREASURY MONEY MARKET FUND
                 -------------------------------------------
The STI Classic U.S. Treasury Money Market Fund ("the Fund") celebrates its first anniversary in the STI Classic family of mutual funds. We are pleased to be a part of diversified group of funds offering equity, bond, and money market funds in a variety of investment styles aimed at helping our clients achieve their investment goals.

The Fund strives to maximize taxable investment income, while maintaining a stable asset value of $1/share. The Fund invests solely in short-term U.S. Treasury securities and repurchase agreements backed by U.S. Treasury Securities. This Fund is intended for clients seeking capital preservation, or those who wish to improve their taxable income on idle balances.

This investment style, and the Fund in particular, performed well in the year ended May 31, 2000. The domestic economy continued to show robust growth, with the length of the current expansion reached an all-time record by February. Consumer spending remained high, while industrial and manufacturing activity rebounded with the improved growth in the global economy. The unemployment rate reached a 30-year low, while consumer optimism reached new highs.

In an environment of strong growth and increased economic pressures, the Federal Reserve ("the Fed") intervened to raise short-term interest rates in an attempt to cool the economy and head off rising inflation risks. The initial moves to restrain the economy were gradual 0.25% increases. However, as the pace of the economy showed few signs of slowing, the Fed decided to take a more aggressive stance in May, raising the overnight federal funds rate by 0.50%. This brought the cumulative of the six interest rate increases to 1.75% over the past year.

Our strategy in this increasingly restrictive environment was to keep the average maturity of the portfolio relatively short and highly liquid so that the Fund's yield would move higher as the Fed raised interest rates. We believe this strategy was successful and benefited our shareholders.

Looking ahead, we see increasing signs that the economy will slow under the weight of the Fed interest rate hikes. As the pace of the expansion slows to a more sustainable level, the need for higher interest rates should diminish, representing an opportunity to lock in high current yields.

Again, we thank you for investing in the STI Classic U.S. Treasury Money Market Fund, and we look forward to serving your investment needs in the year ahead.

                                                          /s/signature omitted
                                                          Robert S. Bowman, CFA
                                                          Vice President

STATEMENT OF NET ASSETS
------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2000

PRIME QUALITY MONEY MARKET FUND
-------------------------------------------------------------------------------
                                   FACE AMOUNT
                                     (000)     VALUE (000)
-------------------------------------------------------------------------------
COMMERCIAL PAPER (30.4%)
AEROSPACE/DEFENSE EQUIPMENT (0.2%)
   United Technologies
     6.350%, 06/01/00              $ 10,000    $  10,000
                                               ---------
ELECTRIC PRODUCTS (0.6%)
   Emerson Electric
     6.770%, 06/01/00                27,000       27,000
                                               ---------
FINANCIAL SERVICES (16.3%)
   American Express
     6.750%, 06/02/00                 9,222        9,220
   Associates First Capital
     6.770%, 06/01/00               170,000      170,000
   Bell Atlantic Funding
     6.400%, 06/13/00                11,300       11,276
   Bell Atlantic Net Funding
     6.400%, 06/14/00                30,000       29,931
     6.440%, 06/20/00                21,500       21,427
   BellSouth Capital
     6.800%, 06/01/00                12,000       12,000
   Cargill Global
     6.790%, 06/01/00                36,610       36,610
   KFW International Finance
     6.750%, 06/02/00                 2,550        2,550
   Paccar Financial
     6.390%, 06/02/00                 4,140        4,139
   Progress Capital
     6.520%, 06/05/00                13,400       13,390
     6.550%, 06/08/00                29,300       29,263
     6.550%, 06/08/00                 6,400        6,392
     6.530%, 06/15/00                12,800       12,768
     6.570%, 06/22/00                16,600       16,536
   Prudential Funding
     6.790%, 06/01/00               175,000      175,000
   Teco Finance
     6.370%, 06/12/00                60,000       59,883
     6.490%, 06/21/00                18,750       18,682

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)     VALUE (000)
--------------------------------------------------------------------------------
 FINANCIAL SERVICES--CONTINUED
   UBS Finance
     6.790%, 06/01/00              $125,000    $ 125,000
                                               ---------
                                                 754,067
                                               ---------
HOUSEHOLD PRODUCTS (0.1%)
   Procter & Gamble
     6.400%, 06/01/00                 4,000        4,000
     6.400%, 06/02/00                 2,000        2,000
                                               ---------
                                                   6,000
                                               ---------
INSURANCE (0.8%)
   Allstate
     6.770%, 06/01/00                35,000       35,000
                                               ---------
INVESTMENT BANKERS/BROKER DEALERS (3.9%)
   Deutsche Bank
    6.350%, 06/01/00                  1,500        1,500
     6.370%, 06/07/00                10,486       10,475
     6.500%, 06/09/00                20,000       19,971
   Merrill Lynch
     6.520%, 06/13/00                 4,000        3,991
   Morgan Stanley Dean Witter
     6.780%, 06/01/00                70,000       70,000
     6.880%, 08/24/00 (C)            75,000       75,000
                                               ---------
                                                 180,937
                                               ---------
LEASING EQUIPMENT (0.5%)
   Pitney Bowes
     6.750%, 06/01/00                24,700       24,700
                                               ---------
RETAIL (3.9%)
   Albertson's
     6.500%, 06/05/00                19,000       18,986
   American Greetings
     6.340%, 06/06/00                20,000       19,982
   Eastman Kodak
     6.350%, 06/05/00                 2,627        2,625

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000      VALUE (000)
-------------------------------------------------------------------------------
RETAIL--CONTINUED
   Fortune Brands
     6.770%, 06/01/00              $ 22,800    $  22,800
     6.400%, 06/08/00                42,000       41,948
   Gap
     6.550%, 06/26/00                 3,100        3,086
   Wal-Mart
     6.450%, 06/05/00                70,000       69,950
                                               ---------
                                                 179,377
                                               ---------
TELEPHONE & TELECOMMUNICATIONS (0.2%)
   BellSouth Telecomm
     6.340%, 06/01/00                 7,100        7,100
   SBC Communications
     6.420%, 06/14/00                   400          399
                                               ---------
                                                   7,499
                                               ---------
UTILITIES (3.9%)
   Consolidated Edison
     6.780%, 06/01/00                27,000       27,000
   Edison International
     6.520%, 06/16/00                29,000       28,921
     6.520%, 06/22/00                17,000       16,935
   Georgia Power
     6.400%, 06/05/00                17,646       17,633
   Kansas City P&L
     6.420%, 06/12/00                10,700       10,679
   Pacific Gas & Electric
     6.550%, 06/07/00                 2,780        2,777
   South Carolina Electric & Gas
     6.530%, 06/21/00                12,450       12,405
   Southern California Edison
     6.520%, 06/22/00                12,000       11,954
   Tampa Electric
     6.760%, 06/01/00                51,400       51,400
                                               ---------
                                                 179,704
                                               ---------
Total Commercial Paper
     (Cost $1,404,284)                         1,404,284
                                               ---------
-------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (47.5%)
BANKS (15.6%)
   Amsouth Bank (C)
     6.659%, 06/22/00              $ 50,000    $  49,995
     6.900%, 07/25/00                50,000       49,990
   Bank One, MTN (C)
     6.200%, 06/13/00                40,000       39,995
     6.241%, 06/23/00                33,945       33,944
     6.781%, 08/18/00                   500          500
   Bankers Trust, MTN (C)
     6.240%, 06/16/00                 2,400        2,401
   Beneficial, MTN (C)
     6.181%, 06/01/00                40,000       40,000
   Branch Banking & Trust (C)
     6.830%, 06/09/00                50,000       49,981
     7.030%, 06/15/00                25,000       24,994
     6.880%, 08/01/00                65,000       64,978
   Comerica Bank (C)
     6.563%, 08/30/00               121,000      121,000
   Fleet Boston, MTN (C)
     6.445%, 07/28/00                40,000       39,999
   Fleet National Bank (C)
     7.010%, 07/28/00                 5,000        5,004
   Huntington National Bank (C)
     6.360%, 07/21/00                80,000       80,003
   Key Bank (C)
     7.010%, 07/26/00                20,000       20,016
   Keycorp, Ser C, MTN (C)
     6.641%, 06/23/00                 5,000        5,001
   Keycorp, MTN (C)
     6.833%, 08/07/00                 2,000        2,001
   PNC Bank (C)
     6.445%, 06/12/00                90,000       89,989
   Wachovia Bank (C)
     6.255%, 06/28/00                 1,500        1,500
                                               ---------
                                                 721,291
                                               ---------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2000

PRIME QUALITY MONEY MARKET FUND--CONTINUED
-------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
-------------------------------------------------------------------------------
ENTERTAINMENT (1.4%)
   Walt Disney
     6.375%, 03/30/01              $ 17,325    $  17,266
   Walt Disney (A)
     4.200%, 03/15/01                50,000       49,050
                                               ---------
                                                  66,316
                                               ---------
FINANCE (16.4%)
   American Express Centurion (C)
     6.730%, 06/19/00                 1,000        1,000
     6.720%, 06/08/00                35,000       35,000
   American General Financial, MTN
     5.840%, 01/29/01                 6,000        5,961
   Associates (A)
     6.450%, 09/15/00                 5,290        5,288
   AT&T Capital, MTN
     6.875%, 01/16/01                 3,700        3,700
   AT&T Capital, MTN (C)
     7.594%, 06/14/00                50,000       50,025
     6.971%, 07/07/00                30,000       30,103
   Bell Atlantic Network Funding
     6.550%, 06/27/00                45,000       45,000
   Beta Finance (C)
     6.430%, 07/25/00                50,000       49,998
   Beta Finance, MTN (C)
     6.418%, 07/05/00                25,000       25,000
   Beta Finance, MTN (A)
     6.800%, 02/15/01                25,000       25,000
   Caterpillar Finance, MTN (C)
    6.680%, 06/26/00                 25,000       24,997
     6.818%, 07/10/00                18,000       18,000
   Caterpillar Financial Services,
     MTN (C)
     6.281%, 07/17/00                 2,000        2,000
   Chrysler Financial
     5.875%, 02/07/01                 1,000          994
   Chrysler Financial, MTN
     6.080%, 03/09/01                 5,000        4,959
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
FINANCE--CONTINUED
   Diageo Capital PLC
     6.815%, 08/24/00              $ 80,000     $ 80,001
   Ford Motor Credit
     5.750%, 01/25/01                 1,500        1,489
   Ford Motor Credit, MTN (C)
     6.870%, 08/07/00                 5,000        5,000
   GMAC, MTN
     7.500%, 06/09/00                 1,650        1,651
   GMAC, MTN (C)
     6.390%, 07/24/00                 3,000        3,002
   GMAC, MTN
     6.800%, 05/22/01                 3,250        3,240
   GMAC, MTN (C)
     6.960%, 08/23/00                 2,000        2,002
     6.375%, 07/31/00                 2,500        2,500
   GTE California
     5.625%, 02/01/01                13,000       12,881
   Household Finance, MTN (C)
     7.050%, 06/14/00                50,000       49,991
   Paccar Financial, MTN (C)
     6.219%, 06/05/00                20,000       20,010
   Sigma Finance, MTN (A) (C)
     6.440%, 08/01/00                50,000       50,000
   Sigma Finance, MTN
     6.970%, 04/03/01                50,000       50,000
   Toyota Motor Credit, MTN (C)
     6.460%, 07/25/00                50,000       50,028
     6.523%, 08/30/00               100,000      100,000
                                               ---------
                                                 758,820
                                               ---------
FOOD, BEVERAGE & TOBACCO (2.4%)
   Sara Lee
     6.180%, 06/01/00                11,000       11,000
     6.420%, 06/08/00                50,000       50,000
     6.550%, 06/19/00                50,000       50,000
                                               ---------
                                                 111,000
                                               ---------
REGIONAL GOVERNMENT AGENCY (0.0%)
   Quebec Providence, MTN (C)
     8.690%, 02/22/01                 1,000        1,012
                                               ---------
8

-------------------------------------------------------------------------------
                                  FACE AMOUNT
                                    (000)       VALUE (000)
-------------------------------------------------------------------------------
INVESTMENT BANKERS/BROKER DEALERS (7.4%)
   Bear Stearns (C)
     6.710%, 06/26/00              $ 15,000     $ 14,996
   Bear Stearns, Euro MTN, (C)
     6.765%, 06/30/00                21,600       21,621
   Bear Stearns, MTN, (C)
     6.275%, 06/07/00                 2,500        2,502
     6.714%, 06/19/00                13,000       13,005
   Bear Stearns, MTN, (C)
     6.398%, 06/02/00                12,450       12,465
   Bear Stearns, Ser B, MTN (C)
     6.331%, 07/10/00                 5,450        5,448
     6.380%, 06/15/00                 5,000        5,001
     7.223%, 07/05/00                50,000       50,000
   Credit Suisse First Boston
     Guernsey, MTN (C)
     6.980%, 07/03/00                40,000       40,006
   Goldman Sachs Group, MTN (C)
     7.060%, 08/23/00                50,000       50,000
   JP Morgan, MTN (C)
     6.530%, 03/16/01                50,000       50,000
   Merrill Lynch
     6.500%, 04/01/01                 3,438        3,426
   Merrill Lynch, MTN (C)
     5.920%, 06/07/00                50,000       49,996
   Morgan Stanley Dean Witter,
     MTN
     6.890%, 06/16/00 (C)             5,000        5,000
     5.625%, 02/28/01                20,000       19,821
                                               ---------
                                                 343,287
                                               ---------
LEASING EQUIPMENT (2.2%)
   International Lease Finance
     6.520%, 06/02/00                56,500       56,500
     5.875%, 01/15/01                23,000       22,836

-------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
-------------------------------------------------------------------------------
LEASING EQUIPMENT--CONTINUED
   Xerox, MTN (C)
     6.633%, 08/08/00              $ 20,000    $  19,996
                                               ---------
                                                  99,332
                                               ---------
TELEPHONE & TELECOMMUNICATIONS (2.1%)
   AT&T (C)
     6.683%, 08/07/00                71,000       71,000
   AT&T, MTN (C)
     6.900%, 06/21/00                26,875       26,982
                                               ---------
                                                  97,982
                                               ---------
Total Corporate Obligations
     (Cost $2,199,040)                         2,199,040
                                               ---------
ASSET BACKED SECURITIES (0.6%)
   Navistar Financial  Owner Trust,
     Ser 2000-A, Cl A1 (C)
     6.080%, 03/15/01                 3,427        3,426
   Nissan Auto Receivables Owner
     Trust, Ser 2000-A, Cl A1
     6.125%, 02/15/01                19,905       19,904
   Union Acceptance, Ser 2000-A,
     Cl A1
     5.993%, 02/08/01                 2,809        2,809
                                               ---------
Total Asset Backed Securities
     (Cost $26,139)                               26,139
                                               ---------
BANK NOTES (1.0%)
   Fleet National Bank (C)
     6.318%, 07/26/00                40,000       39,994
   Key Bank (C)
     6.331%, 07/17/00                 8,000        8,001
                                               ---------
Total Bank Notes
     (Cost $47,995)                               47,995
                                               ---------
CERTIFICATES OF DEPOSIT (1.3%)
   Bank of America (C)
     6.100%, 06/12/00                 8,000        8,000

STATEMENT OF NET ASSETS

-------------------------------------------------------------------------------

STI CLASSIC FUNDS  MAY 31, 2000

PRIME QUALITY MONEY MARKET FUND--CONCLUDED

-------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--CONTINUED
   Citicorp (C)
     6.510%, 08/10/00              $ 11,585    $  11,589
   Regions Bank
     6.700%, 02/02/01                40,000       39,987
                                               ---------
Total Certificates of Deposit
     (Cost $59,576)                               59,576
                                               ---------
CERTIFICATES OF DEPOSIT -- YANKEE (13.3%)
   Bayerische Landesbank NY (C)
     6.543%, 08/30/00               120,000      120,000
   Canadian Imperial Bank NY
     7.090%, 05/04/01                50,000       49,991
   Commerzbank AG NY
     6.860%, 04/04/01                25,000       24,994
   Deutsche Bank NY
     6.660%, 08/30/00                47,000       47,000
     6.695%, 02/05/01                50,000       49,894
   Landesbank Hessen-Thueringen
     7.143%, 05/08/01                75,000       74,995
   National Westminster Bank NY
     7.260%, 05/09/01                47,000       46,996
   Rabobank NY
     7.160%, 05/10/01                25,000       24,998
   Societe Generale NY (C)
     6.573%, 08/29/00               125,000      125,000
   UBS AG Stamford
     6.850%, 03/28/01                50,000       49,984
                                               ---------
Total Certificates of Deposit -- Yankee
     (Cost $613,852)                             613,852
                                               ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.9%)
   SLMA, MTN (C)
     6.343%, 08/01/00               130,000      130,056
   SLMA, Ser 1996-3, Cl A1 (C)
     6.383%, 07/25/00                 1,717        1,708
   SLMA, Ser 1996-4, Cl A1 (C)
     6.373%, 07/25/00                   600          599
                                               ---------

-------------------------------------------------------------------------------
                                  SHARES/FACE
                                  AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
   Total U.S. Government Agency
     Obligations
     (Cost $132,363)                           $ 132,363
                                               ---------
CASH EQUIVALENT (0.5%)
   AIM Liquid Assets
     Portfolio                   25,000,000       25,000
                                               ---------
Total Cash Equivalent
     (Cost $25,000)                               25,000
                                               ---------
REPURCHASE AGREEMENTS (2.4%)
   ABN-Amro
     6.450%, dated 05/31/00, matures
     06/01/00, repurchase price
     $16,636,510 (collateralized
     by FHLMC obligations: total
     market value $35,326,201) (B) $ 16,634       16,634
   Barclays
     6.450%, dated 05/31/00, matures
     06/01/00, repurchase price
     $15,020,276 (collateralized by
     FHLMC obligations: total
     market value $15,318,468) (B)   15,018       15,018
   Deutsche Bank
     6.450%, dated 05/31/00, matures
     06/01/00, repurchase price
     $14,005,913 (collateralized
     by FNMA obligations: total
     market value $14,283,472) (B)   14,003       14,003
   JP Morgan
     6.450%, dated 05/31/00, matures
     06/01/00, repurchase price
     $4,597,567  (collateralized
     by GNMA: total market
     value $4,688,678) (B)            4,597        4,597

-------------------------------------------------------------------------------
                                    FACE AMOUNT
                                        (000)      VALUE (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Merrill Lynch
     6.450%, dated 05/31/00, matures
     06/01/00, repurchase price
     $48,484,327 (collateralized
     by various FNMA obligations:
     total market value
     $49,449,162) (B)              $ 48,476    $  48,476
   Morgan Stanley Dean Witter
     6.450%, dated 05/31/00, matures
     06/01/00, repurchase price
     $5,004,469 (collateralized by
     FHLMC obligations: total
     market value $5,211,226) (B)     5,004        5,004
   Warburg Dillion
     6.450%, dated 05/31/00, matures
     06/01/00, repurchase price
     $8,565,644 (collateralized
     by a U.S. Treasury Note: total
     market value $8,736,468) (B)     8,564        8,564
                                               ---------
Total Repurchase Agreements
     (Cost $112,296)                             112,296
                                               ---------
Total Investments (99.9%)
   (Cost $4,620,545)                           4,620,545
                                               ---------
OTHER ASSETS AND LIABILITIES, NET (0.1%)           6,782
                                               ---------
-------------------------------------------------------------------------------
                                               VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares (unlimited
   authorization -- no par value) based
   on 3,311,671,156 outstanding shares
   of beneficial interest                      $3,311,595
Fund shares of the Investor Shares (unlimited
   authorization -- no par value) based
   on 1,312,667,868 outstanding shares
   of beneficial interest                       1,312,668
Fund shares of the Flex Shares (unlimited
   authorization -- no par value) based
   on 3,445,570 outstanding shares of
   beneficial interest                              3,445
Undistributed net investment income                     1
Accumulated net realized loss
   on investments                                    (382)
                                               ----------
Total Net Assets (100.0%)                      $4,627,327
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                  $1.00
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Shares               $1.00
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares                   $1.00
                                               ==========

                  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART
                        OF THE FINANCIAL STATEMENTS. FOR
                      DESCRIPTIONS OF ABBREVIATIONS, PLEASE
                                  SEE PAGE 33.

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------

STI CLASSIC FUNDS  MAY 31, 2000

TAX-EXEMPT MONEY MARKET FUND

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (98.0%)
ALABAMA (2.3%)
   Alabama, Special Care Facilities
     Financing Authority,
     Depreciable Assets, RB,
     FGIC (C) (D)
     3.950%, 06/07/00                $  985       $  985
   Alabama State, Public School
     & College Authority,
     Putters, Ser 101, RB (C) (D)
     5.000%, 06/01/00                 9,975        9,975
   Cherokee, Industrial
     Development Board, BOC
     Group Project, RB (C) (D) (E)
     4.350%, 06/01/00                 3,500        3,500
   Lauderdale County, Health
     Care Authority, Coffee Health
     Group, Ser A, RB, MBIA
     3.700%, 07/01/00                 1,265        1,265
   Mobile, Industrial Development,
     Board Dock & Wharf Holnam
     Project, Ser A, RB (C) (D) (E)
     4.050%, 06/07/00                 4,900        4,900
                                               ---------
                                                  20,625
                                               ---------
ARIZONA (1.3%)
   Arizona State, Educational Loan
     Marketing, Ser A, RB,
     AMT (C) (D) (E)
     4.150%, 06/07/00                 2,500        2,500
   Arizona State, Transportation
     Board Excise, Maricopa County
     Regional Area, Ser A, RB
     4.500%, 07/01/00                 1,000        1,000
-------------------------------------------------------------------------------
                                   FACE AMOUNT
                                     (000       VALUE (000)
-------------------------------------------------------------------------------
ARIZONA--CONTINUED
   Salt River Project, Agricultural
     Improvement & Power District,
     Electric System, Ser SG-10, RB (C) (D)
     4.380%, 06/01/00               $ 7,570    $   7,570
                                               ---------
                                                  11,070
                                               ---------
CALIFORNIA (0.6%)
   California, Higher Education
     Authority, Senior Lien,
     Ser A-4, RB, AMT (C) (D)
     4.350%, 04/01/01                 5,000        5,000
                                                ---------
COLORADO (1.0%)
   Cherry Creek, South Metropolitan
     District Number 1, GO (C) (D) (E)
     4.400%, 06/01/00                 1,250        1,250
   Colorado State, Multi-Family
     Housing Finance Authority,
     St. Moritz Project, Ser H,
     RB, FNMA (C) (D)
     4.300%, 06/07/00                 5,915        5,915
   Lowry, Economic Redevelopment
     Authority, Ser B, RB (C) (D) (E)
     4.100%, 06/07/00                 2,000        2,000
                                               ---------
                                                   9,165
                                               ---------
DELAWARE (0.2%)
   Delaware State, Educational
     Development Authority, RB
     (C) (D) (E)
     4.725%, 06/01/00                 1,875        1,875
                                               ---------
DISTRICT OF COLUMBIA (1.7%)
   District of Columbia, George
     Washington University,
     Ser C, RB, MBIA (C) (D)
     4.300%, 06/07/00                 7,500        7,500

-------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
-------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--CONTINUED
   District of Columbia, Planned
     Parenthood, RB (C) (D) (E)
     4.400%, 06/01/00               $ 7,250      $ 7,250
                                               ----------
                                                  14,750
                                               ----------
FLORIDA (7.6%)
   Dade County, Water & Sewer
     System, RB, FGIC (C) (D)
     4.050%, 06/07/00                10,700       10,700
   Florida State, Board of Education
     Capital Outlay,
     Ser 223, GO (C) (D)
     4.420%, 06/01/00                 5,000        5,000
   Florida State, Board of Education,
     Eagle Trust, RB Prerefunded
     @ 100 (C) (D) (F)
     4.400%, 06/01/00                13,315       13,315
   Florida State, Board of Education,
     Eagle Trust, Ser 94901, RB (C) (D)
     4.400%, 06/01/00                16,900       16,900
   Jacksonville, Health Facilities,
     Taxable Charity OB Group,
     Ser C, RB, MBIA (C) (D)
     4.100%, 06/07/00                 7,000        7,000
   St. Lucie County, Pollution
     Control Authority, Power
     and Light, RB (C) (D)
     4.000%, 07/18/00                 1,500        1,500
   University of North Florida,
     Parking System, RB (C) (D) (E)
     4.400%, 06/01/00                 6,000        6,000
   University South Florida, Research
     Foundation, University
     Technology Center, RB (C) (D) (E)
     4.450%, 06/01/00                 7,000        7,000
                                               ----------
                                                  67,415
                                               ----------

-------------------------------------------------------------------------------
                                   FACE AMOUNT
                                     (000       VALUE (000)
-------------------------------------------------------------------------------
GEORGIA (5.0%)
   Atlanta, Airport Authority,
     Ser 313, RB (C) (D)
     4.450%, 06/01/00               $ 3,335      $ 3,335
   Atlanta, Ser SG-123, GO (C) (D)
     4.380%, 06/01/00                 9,845        9,845
   Cobb County, Development
     Authority, Educational
     Facilities, Kennesaw State
     University Project,
     RB,  AMBAC (C) (D)
     4.350%, 06/01/00                 6,290        6,290
   Fulton County, Development
     Authority, American National
     Red Cross Project, RB (C) (D) (E)
     4.350%, 06/01/00                 1,100        1,100
   Fulton County, Development
     Authority, Metropolitan YMCA
     Project, RB (C) (D) (E)
     4.300%, 06/01/00                 8,500        8,500
   Gordon County, Development
     Authority, Sara Lee Project,
     RB (C) (D)
     4.400%, 06/01/00                 1,400        1,400
   Gwinnett County, Solid Waste
     Disposal Facilities,
     Lucent Technology Project,
     RB, AMT (C) (D)
     4.250%, 06/07/00                 3,000        3,000
   Lafayette, Industrial Development,
     Blue-Bird Project, RB (C) (D)
     4.350%, 06/01/00                 1,000        1,000
   Mitchell County, Industrial
     Development Authority,
     City of Camille Project, RB
     (C) (D) (E)
     4.350%, 06/01/00                 3,600        3,600

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------

STI CLASSIC FUNDS  MAY 31, 2000

TAX-EXEMPT MONEY MARKET FUND--CONTINUED

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
--------------------------------------------------------------------------------
GEORGIA--CONTINUED
   Municipal Electric Authority,
     Project One, Sub-Ser E,
     RB (C) (D) (E)
     4.250%, 06/07/00               $ 4,000      $ 4,000
   Summerville, Development
     Authority, Exempt Facility,
     Image Industries,  RB,
     AMT (C) (D) (E)
     4.500%, 07/06/00                 2,000        2,000
                                               ---------
                                                  44,070
                                               ---------
HAWAII (2.2%)
   Hawaii State, Highway Authority,
     Ser PT 1058, RB (C) (D)
     4.380%, 06/01/00                19,790       19,790
                                               ---------
IDAHO (0.6%)
   Idaho, Housing and Finance
     Association, Ser PA-115,
     RB (C) (D)
     4.430%, 06/01/00                 5,401        5,401
                                               ---------
ILLINOIS (8.8%)
   Bloomington, Airport Authority,
     GO (C) (D)
     4.350%, 06/07/00                 1,200        1,200
   Chicago, Airport Special
      Facilities,
     Centerpoint O'Hare,
     RB, AMT (C) (D) (E)
     4.350%, 06/07/00                 3,500        3,500
   Chicago, O'Hare International
     Airport, 2nd Lien,
     Ser A, RB (C) (D) (E)
     3.950%, 06/07/00                 2,300        2,300
   Chicago, O'Hare International
     Airport, 2nd Lien, Ser B, RB
     (C) (D) (E)
     3.950%, 07/01/00                 1,790        1,790
   Illinois State, Development
     Authority, Pollution Control,
     Aces-Illinois Power Company,
     Ser C, RB, AMT (C) (D) (E)
     4.500%, 06/06/00                 3,000        3,000

-------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)     VALUE (000)
-------------------------------------------------------------------------------
ILLINOIS--CONTINUED
   Illinois State, Development
     Finance Authority, Derby
      Industrial Project,
     RB, AMT (C) (D) (E)
     4.450%, 06/07/00                $  800       $  800
   Illinois State, Development
     Finance Authority, Pollution
     Control, Power Project,
     Ser A, RB (C) (D) (E)
     4.050%, 06/07/00                 5,000        5,000
   Illinois State, Development
     Finance Authority, Pollution
     Control, Power Project,
     Ser C, RB (C) (D) (E)
     4.050%, 06/22/00                 8,000        8,000
   Illinois State, Development
     Finance Authority,
     PT 321, RB (C) (D)
     4.500%, 06/01/00                10,000       10,000
   Illinois State, Educational
     Facilities Authority, Chicago
     Childrens Museum, RB (C) (D) (E)
     4.300%, 06/07/00                 1,600        1,600
   Illinois State, Educational Facilities
     Authority, Museum of Science
     & Industry, RB (C) (D) (E)
     4.250%, 06/07/00                 5,400        5,400
   Illinois State, Health Facilities
     Authority, Advocate Health
     Care, Ser B, RB (C) (D)
     4.250%, 06/07/00                 2,900        2,900
   Illinois State, Health Facilities
     Authority, Proctor Hospital,
     RB (C) (D) (E)
     4.300%, 06/07/00                 5,100        5,100
   Illinois State, Health Facilities
     Authority, The Streeterville
     Project, RB (C) (D) (E)
     4.300%, 06/07/00                 2,000        2,000

-------------------------------------------------------------------------------
                                   FACE AMOUNT
                                     (000)      VALUE (000)
-------------------------------------------------------------------------------
ILLINOIS--CONTINUED
   Illinois State, Housing Development
     Authority, Center Apartments,
     RB (C) (D) (E)
     3.800%, 06/07/00               $10,600     $ 10,600
   Illinois State, Pollution Control
     Finance Authority, Public
     Service, Ser C-1, RB
     4.150%, 06/07/00                 5,000        5,000
   Illinois State, GO
     4.250%, 06/01/00                 2,500        2,500
   Lockport, Industrial Development
     Authority, Panduit Project,
     RB, AMT (C) (D) (E)
     4.350%, 06/07/00                 2,000        2,000
   Savanna, Industrial Development
     Authority, Metform Project,
     Ser A, RB, AMT (C) (D) (E)
     4.350%, 06/07/00                   500          500
   Savanna, Industrial Development
     Authority, Metform Project,
     Ser B, RB, AMT (C) (D) (E)
     4.350%, 06/07/00                 1,400        1,400
   Wheeling, Industrial Development
     Authority, Circuit Service Project,
     RB, AMT (C) (D) (E)
     4.450%, 06/01/00                 2,600        2,600
                                               ---------
                                                  77,190
                                               ---------
INDIANA (3.7%)
   Elkhart, Industrial Economic
     Development Authority,
     Godfrey Conveyor Project,
     RB, AMT (C) (D) (E)
     4.450%, 06/07/00                 1,800        1,800
   Elkhart, Industrial Economic
     Development Authority,
     Holly Park, RB, AMT (C) (D) (E)
     4.450%, 06/07/00                 2,000        2,000
-------------------------------------------------------------------------------
                                   FACE AMOUNT
                                     (000)      VALUE (000)
-------------------------------------------------------------------------------
INDIANA--CONTINUED
     Development Authority, Tech
     Project, RB, AMT  (C) (D)
     4.350%, 06/07/00               $ 1,000      $ 1,000
   Indianapolis, Industrial Economic
     Development Authority,
     Allied Signal Project, RB (C) (D)
     4.400%, 06/07/00                 3,500        3,500
   Indianapolis, Local Public
     Improvements, Ser B, RB, MBIA
     3.350%, 06/01/00                 1,550        1,550
   Indiana State, Development
     Finance Authority, Educational
     Facility, Indiana Historical
     Society, RB (C) (D) (E)
     4.300%, 06/07/00                 1,200        1,200
   Indiana State, Educational Facilities
     Authority, Educational Facility,
     Indiana Wesleyan Project,
     Ser B, RB  (C) (D) (E)
     4.350%, 06/07/00                 2,500        2,500
   Indiana State, Health Facility
     Financing Authority, Clarian
     Health Partners, Ser B, RB  (C) (D)
     4.100%, 06/07/00                 2,000        2,000
   Indiana State, Transportation
     Financing Authority Highway,
     Ser PT-1159, RB (C) (D)
     4.300%, 02/22/01                 9,710        9,710
   Jasper, Industrial Economic
     Development Authority,
     Wabash Valley Produce Project,
     RB, AMT (C) (D) (E)
     4.450%, 06/01/00                 2,000        2,000
   La Porte County, Economic
     Development Authority, Pedcor
     Investments-Woodland,
     RB,  AMT (C) (D) (E)
     4.420%, 06/01/00                 2,000        2,000

STATEMENT OF NET ASSETS

-------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2000

TAX-EXEMPT MONEY MARKET FUND--CONTINUED

--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
INDIANA--CONTINUED
   Michigan City, Economic
     Development Authority,
     Performance Packaging,
     RB, AMT (C) (D) (E)
     4.500%, 06/07/00                $  700       $  700
   Muncie, Industrial Development
     Authority, Diamond Plastics
     Project, RB (C) (D) (E)
     4.550%, 06/01/00                 1,900        1,900
   Munster, School Building,
     Ser 269, RB, FSA (C) (D)
     4.550%, 06/01/00                 1,000        1,000
                                               ---------
                                                  32,860
                                               ---------
IOWA (0.7%)
   Sac County, Industrial Authority,
     Evapco Project, RB,
     AMT (C) (D) (E)
     4.550%, 06/01/00                 3,500        3,500
   West Des Moines, Commercial
     Development, Greyhound
     Lines Project, RB  (C) (D) (E)
     4.050%, 06/07/00                 2,500        2,500
                                               ---------
                                                   6,000
                                               ---------
KANSAS (1.0%)
   Sedgewick & Shawnee Counties,
     Ser PT 227, RB (C) (D) (E)
     4.500%, 06/01/00                 9,000        9,000
                                               ---------
KENTUCKY (1.2%)
   Jefferson County, Industrial
     Building, Fisher-Klosterman
     Project, RB,  AMT  (C) (D) (E)
     4.450%, 06/01/00                 2,005        2,005
   Pulaski County, Solid Waste
     Disposal, National Rural
     Utility-East Kentucky Power,
     Ser B, RB, AMT (C) (D)
     4.050%, 08/15/00                 3,700        3,700

-------------------------------------------------------------------------------
                                    FACE AMOUNT
                                      (000)      VALUE (000)
-------------------------------------------------------------------------------
KENTUCKY--CONTINUED
   Kentucky State, Economic
     Development Finance
     Authority, Health Alliance
     Project, Ser C, RB,
     MBIA (C) (D)
     3.950%, 06/07/00               $ 5,000      $ 5,000
                                               ---------
                                                  10,705
                                               ---------
LOUISIANA (1.8%)
   Calcasieu Parish, Industrial
     Development Board,
     Hydroserve Westlake,
     RB, AMT (C) (D) (E)
     4.250%, 06/07/00                 5,000        5,000
   Louisiana State, Public Facilites
     Authority, Pollution Control,
     Ciba-Geigy Project,
     RB (C) (D) (E)
     4.050%, 06/07/00                 2,400        2,400
   Loiusiana State, Eagle Trust,
     Ser 94180, RB (C) (D)
     4.400%, 06/01/00                 8,000        8,000
                                               ---------
                                                  15,400
                                               ---------
MAINE (0.6%)
   Maine, Housing Authority Mortgage,
     Ser 295, RB, AMT (C) (D)
     4.650%, 06/01/00                 4,893        4,892
                                               ---------
MARYLAND (1.9%)
   Baltimore County, Industrial
     Development Authority,
     Allied Signal Project, RB (C) (D)
     4.350%, 06/07/00                 1,000        1,000
   Maryland State, Community
     Development Administration,
     Ser PA 629R, RB (C) (D)
     4.430%, 06/01/00                 4,800        4,800

-------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)      VALUE (000)
-------------------------------------------------------------------------------
MARYLAND--CONTINUED
   Maryland State, Community
     Development Administration,
     Ser 170, RB (C) (D)
     4.380%, 06/01/00               $ 6,000      $ 6,000
   Maryland State, Community
     Development Administration,
     Ser PT-256, RB, AMT, FHA
     (C) (D) (E)
     4.430%, 06/01/00                 4,590        4,590
                                               ---------
                                                  16,390
                                               ---------
MICHIGAN (2.2%)
   Michigan State, Hospital
     Finance Authority, Ser A,
     RB (C) (D) (E)
     4.000%, 06/07/00                 9,400        9,400
   Michigan State, Housing
     Development Authority,
     Woodland Meadows Project,
     RB, AMT (C) (D) (E)
     4.150%, 06/07/00                 1,000        1,000
   Michigan State, Strategic Fund,
     Industrial Development
     Authority, Norcor Manufacturing
     Project, RB (C) (D) (E)
     4.250%, 06/06/00                 3,000        3,000
   Michigan State, Strategic Fund,
     Consolidated Industrial Project,
     RB, AMT (C) (D) (E)
     4.450%, 06/07/00                 2,400        2,400
   Oakland County, Economic
     Development Authority, Moody
     Family Limited Project,
     RB, AMT  (C) (D) (E)
     4.450%, 06/07/00                   900          900
   Okemos, Public School District,
     Ser I, GO Prerefunded @ 102 (F)
     6.900%, 05/01/01                 3,000        3,126
                                               ---------
                                                  19,826
                                               ---------
--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
 MINNESOTA (0.3%)
  Bloomington, Independent
     School District, Ser B, GO
     5.000%, 02/01/01               $ 2,490    $   2,502
                                               ---------
MISSISSIPPI (0.3%)
   Mississippi State, Business
     Finance Authority, Choctaw
     Generation, RB, AMT (C) (D) (E)
     4.150%, 06/07/00                 3,000        3,000
                                               ---------
MISSOURI (2.0%)
   Carthage, Industrial
     Development Authority,
     Schrieber Project, RB,
     AMT (C) (D) (E)
     4.350%, 06/07/00                 3,100        3,100
   Saint Charles County, Industrial
     Development Authority,
     Casalon Apartment Project,
     RB (C) (D) (E)
     4.250%, 06/01/00                 5,670        5,670
   Saint Charles County, Industrial
     Development Authority,
     Remington Apartments
     Project, RB (C) (D) (E)
     4.250%, 06/01/00                 4,800        4,800
   Missouri State, Environmental
     Improvement & Energy Resource
     Authority, Utilicorp United
     Project, RB, AMT (C) (D) (E)
     4.350%, 06/07/00                   700          700
   Missouri State, Health &
     Educational Facilities, Christian
     Health, Ser A, RB, FGIC
     Prerefunded @ 102 (F)
     6.875%, 02/15/01                 3,400        3,527
                                               ---------
                                                  17,797
                                               ---------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2000

TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
NEVADA (2.1%)
   Clark County, Airport Improvement
     Authority, Sub-Lien Ser A-2, RB,
     AMT (C) (D) (E)
     4.100%, 06/07/00               $ 4,955      $ 4,955
   Clark County, School District,
     GO (C) (D)
     4.400%, 06/01/00                 8,345        8,345
   Nevada State, Ser SG-114, RB (C) (D)
     4.380%, 06/01/00                 5,000        5,000
                                               ---------
                                                  18,300
                                               ---------
NEW HAMPSHIRE (1.2%)
   New Hampshire State, Housing
     Finance Authority, Multi-Family
     Housing, Fairways Project,
     Ser 1, RB, AMT (C) (D) (E)
     4.100%, 06/07/00                 5,000        5,000
   New Hampshire State, Housing
     Finance Authority, Ser PT-348,
     RB (C) (D) (E)
     4.430%, 06/01/00                 5,195        5,195
                                               ---------
                                                  10,195
                                               ---------
NEW YORK (3.8%)
   New York City, Municipal Water
     Financing Authority,
     Ser SGB-27, RB, FSA
     4.370%, 06/01/00                 9,000        9,000
   New York City, Sub-Ser A-7,
     GO (C) (D) (E)
     4.300%, 06/01/00                 9,600        9,600
   New York City, Sub-Ser E5,
     GO (C) (D) (E)
     4.300%, 06/01/00                 7,600        7,600
   New York State, Dormitory
     Authority, Ser PA-541,
     RB (C) (D)
     4.350%, 06/01/00                 4,000        4,000
-------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-------------------------------------------------------------------------------
NEW YORK--CONTINUED
   Southeast New York, Industrial
     Development Agency, Unilock
     New York Project, RB,
     AMT (C) (D) (E)
     4.350%, 06/07/00               $ 2,200      $ 2,200
   Syracuse, Ser 207, RB, AMT,
     FGIC (C) (D)
     4.420%, 06/01/00                 1,425        1,425
                                               ---------
                                                  33,825
                                               ---------
NORTH CAROLINA (6.5%)
   Charlotte, Airport Authority,
     Ser A, RB, AMT, MBIA (C) (D)
     4.150%, 06/07/00                 1,000        1,000
   Cleveland County, Family
     YMCA, RB (C) (D) (E)
     4.400%, 06/01/00                 2,840        2,840
   Johnston County, Industrial
     Development Authority,
     Pollution Control,
     Mebane Parking Project, RB
     (C) (D) (E)
     4.500%, 06/01/00                 2,175        2,175
   Mecklenburg County, Industrial
     Facilities & Pollution Control,
     Sterigenics International Project,
     RB, AMT (C) (D) (E)
     4.300%, 06/07/00                 1,700        1,700
   Mecklenburg County, Public
     Improvement, Ser C, GO
     (C) (D) (E)
     4.100%, 06/07/00                 5,000        5,000
   Mecklenburg County,
     Ser C, GO (C) (D)
     4.300%, 06/01/00                 8,850        8,850
   North Carolina State, Educational
     Facilities Finance Agency,
     Charlotte Latin, RB (C) (D) (E)
     4.300%, 06/01/00                 5,000        5,000

-------------------------------------------------------------------------------
                                   FACE AMOUNT
                                     (000)      VALUE (000)
-------------------------------------------------------------------------------
NORTH CAROLINA--CONTINUED
   North Carolina State,
     Educational Facilities Finance
     Agency, Guilford College,
     RB, MBIA (C) (D)
     4.300%, 06/07/00               $ 2,200      $ 2,200
   North Carolina State, Educational
     Facilities Finance Agency,
     Johnson Smith University,
     RB (C) (D) (E)
     4.300%, 06/01/00                 5,100        5,100
   North Carolina State, Medical
     Care Community Hospital,
     Angel Medical Center,
     RB (C) (D) (E)
     4.300%, 06/01/00                 3,900        3,900
   North Carolina State, Medical
     Care Community Hospital,
     Carolina Medicorp Project,
     RB Prerefunded @ 100 (F)
     6.000%, 05/01/01                 6,000        6,089
   North Carolina State, Medical
     Care Community Hospital,
     Lutheran Services For The
     Aging Project, RB (C) (D) (E)
     4.200%, 06/07/00                 8,135        8,135
   North Carolina State,
     Ser PA 342, RB (C) (D)
     4.380%, 06/01/00                 5,340        5,340
                                               ---------
                                                  57,329
                                               ---------
OHIO (4.8%)
   Cuyahoga County, Hospital
     Facilities Authority, Cleveland
     Clinic Foundation,
     Ser A, RB (C) (D)
     4.150%, 06/07/00                 6,000        6,000
-------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-------------------------------------------------------------------------------
OHIO--CONTINUED
   Hamilton County, Hospital
     Faciltity, Health Alliance,
     Ser A, RB, MBIA (C) (D)
     3.900%, 06/07/00               $ 7,600      $ 7,600
   Ohio State, Air Quality
     Development Authority,
     Cincinnati Gas & Electric
     Project, Ser B, RB (C) (D) (E)
     4.300%, 06/01/00                 4,400        4,400
   Ohio State, Air Quality
     Development Authority, JMG
     Limited Partnership,
     Ser A, RB, AMT (C) (D) (E)
     4.000%, 06/07/00                 3,000        3,000
   Ohio State, Environmental
     Improvement Authority,
     Newark Group Industries
     Project, RB, AMT  (C) (D) (E)
     4.400%, 06/01/00                 4,600        4,600
   Ohio State, Higher Education
     Facility Commission, Pooled
     Financing, RB (C) (D) (E)
     4.350%, 06/01/00                 4,835        4,835
   Ohio State, Public Facilities
     Commission,  Higher Education
     Capital Facilities, Ser II-A, RB
     4.500%, 12/01/00                 2,405        2,409
   Warrren County, Health Care
     Improvement, Otterbein Project,
     Ser A, RB (C) (D) (E)
     4.350%, 06/01/00                 9,340        9,340
                                               ---------
                                                  42,184
                                               ---------
OREGON (0.2%)
   Oregon State, Housing & Community
     Services, Single-Family Mortgage
     Project, Ser H, RB, AMT (C)  (D)
     3.480%, 06/29/00                 1,895        1,895
                                               ---------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

STI CLASSIC FUNDS  MAY 31, 2000

TAX-EXEMPT MONEY MARKET FUND--CONTINUED
-------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-------------------------------------------------------------------------------
PENNSYLVANIA (4.5%)
   Bethlehem, Area School District,
     GO, FGIC Prerefunded @ 100 (F)
     5.600%, 03/01/01               $ 9,065      $ 9,154
   Delaware County, Hospital
     Authority, Crozer-Chester
     Medical Center, RB, MBIA
     Prerefunded @ 102 (F)
     7.150%, 12/15/00                 2,550        2,639
   Delaware Valley, Regional Finance
     Authority, Ser B, RB (C) (D) (E)
     4.100%, 06/07/00                 8,100        8,100
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Temple University Project,
     RB, ETM (C) (D) (E)
     4.300%, 06/01/00                 4,700        4,700
   Pennsylvania State, Intergovern-
     mental Cooperation Authority,
     Special Tax Revenue,
     Ser SG-67, RB (C) (D)
     4.350%, 06/01/00                 9,630        9,630
   Philadelphia, Ser A, TRAN
     4.250%, 06/30/00                 5,000        5,003
                                               ---------
                                                  39,226
                                               ---------
RHODE ISLAND (1.0%)
   Rhode Island State, Health &
     Educational Board, Women &
     Infants Hospital, RB, FSA (C) (D)
     3.850%, 09/01/00                 3,365        3,365
   Rhode Island State, Multi-Modal,
     GO (C) (D)
     4.100%, 06/07/00                 5,400        5,400
                                               ---------
                                                   8,765
                                               ---------
-------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-------------------------------------------------------------------------------
SOUTH CAROLINA (1.1%)
   South Carolina State, Jobs
     Economic Development
     Authority, Anderson Area
     YMCA Project, RB (C) (D) (E)
     4.450%, 06/01/00               $ 7,100    $   7,100
   South Carolina State, Economic
     Development Authority, Kiswire
     Project, RB, AMT (C) (D) (E)
     4.550%, 06/01/00                 3,000        3,000
                                               ---------
                                                  10,100
                                               ---------
TENNESSEE (4.2%)
   Covington, Industrial Development
     Board, Charms Project,
     RB, AMT (C) (D) (E)
     4.350%, 06/07/00                 3,000        3,000
   Memphis-Shelby County,
     Industrial Development Board,
     Ponderosa Fibres American
     Project, RB, AMT (C) (D) (E)
     4.500%, 06/01/00                 1,000        1,000
   Metropolitan Government
     Nashville & Davidson County,
     Eagle Trust, GO (C) (D)
     4.400%, 06/01/00                10,000       10,000
   Metropolitan Government
     Nashville & Davidson County,
     Health & Education Facilities
     Board, Vanderbilt University,
     Ser B, RB (C) (D)
     4.300%, 06/01/00                 4,000        4,000
   Metropolitan Government
     Nashville & Davidson County,
     Multi-Family Chimneytop II
     Project, RB (C) (D) (E)
     4.300%, 06/07/00                 1,325        1,325

-------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-------------------------------------------------------------------------------
TENNESSEE--CONTINUED
   Metropolitan Government
     Nashville & Davidson County,
     Ser 251, GO (C) (D)
     4.550%, 06/01/00               $ 3,400      $ 3,400
   Rutherford County, Industrial
     Development Authority,
     Farmers Cooperative Project,
     RB, AMT  (C) (D) (E)
     4.500%, 06/01/00                 4,500        4,500
   Tennessee State, Housing
     Development Agency, Ser 281,
     RB, AMT (C) (D)
     4.650%, 06/01/00                 2,553        2,552
   Tennessee State, Ser 108,
     GO (C) (D)
     5.000%, 06/01/00                 2,495        2,495
   Sumner County, Health &
     Educational Authority, Hospital
     Alliance Pooled,
     Ser PG-A, RB (C) (D)
     4.425%, 06/01/00                 5,000        5,000
                                               ---------
                                                  37,272
                                               ---------
TEXAS (9.2%)
   Dallas-Fort Worth, International
     Airport, RB, MBIA
     4.700%, 11/01/00                 4,025        4,035
   Georgetown, Higher Education
     Finance Authority, Southwestern
     University Project, RB (C) (D) (E)
     4.100%, 06/07/00                 2,000        2,000
   Harris County, Industrial
     Development Authority, Lubrizol
     Project, RB (C) (D)
     4.050%, 06/07/00                 1,600        1,600
   Hockley County, Industrial
     Development Authority, Amoco
     Project, RB (C) (D)
     4.300%, 11/01/00                 2,500        2,500

--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------------------------
TEXAS--CONTINUED
   Houston, Water & Sewer System
     Authority, Ser SG-78, RB (C) (D)
     4.380%, 06/01/00               $ 8,835    $   8,835
   Pearland, Independent School
     District, Ser SG-106, RB (C) (D)
     4.380%, 06/01/00                 6,245        6,245
   Texas State, Public Facilities,
     Eagle Trust, RB (C) (D)
     4.400%, 06/01/00                 7,180        7,180
     4.100%, 06/01/00, TECP          10,000       10,000
   Texas State, Eagle Trust,
     Ser 991301, GO (C) (D)
     4.400%, 06/01/00                 9,900        9,900
   Texas State, Ser A, TRAN
     4.500%, 08/31/00                20,000       20,038
   Trinity, River Authority,
     Pollution Control, General
     Motors Project, RB (C) (D)
     4.300%, 06/06/00                 8,400        8,400
                                               ---------
                                                  80,733
                                               ---------
UTAH (1.5%)
   Morgan County, Solid Waste
     Disposal, Holman Project,
     RB, AMT (C) (D) (E)
     4.150%, 06/01/00                 2,200        2,200
   Utah State, Housing Finance
     Agency, Ser PT-209, RB (C) (D)
     4.430%, 06/01/00                10,750       10,750
                                               ---------
                                                  12,950
                                               ---------
VIRGINIA (0.8%)
   Front Royal & Warren County,
     Industrial Development
     Authority, Pen Tab Industries
     Project, RB, AMT (C) (D) (E)
     4.500%, 06/01/00                 2,600        2,600

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2000

TAX-EXEMPT MONEY MARKET FUND--CONCLUDED
-------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
-------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Virginia State, Housing
     Development Authority,
     Ser 301, RB (C) (D)
     4.550%, 06/01/00               $ 4,360    $   4,360
                                               ---------
                                                   6,960
                                               ---------
WASHINGTON (4.5%)
   Port Seattle Passenger Facility,
     Ser 299, RB, AMT,
     AMBAC  (C) (D)
     4.650%, 06/01/00                 2,358        2,357
   Port Seattle, GO  (C) (D)
     3.950%, 06/07/00                 1,000        1,000
   Seattle, Water Systems Authority,
     RB (C) (D) (E)
     3.950%, 06/07/00                 4,200        4,200
   Washington State, Health Care
     Facilities, Sunnyside Community
     Hospital, RB (C) (D) (E)
     4.300%, 06/07/00                 3,200        3,200
   Washington State, Public Power
     Supply System, Nuclear Project
     No. 1, Ser 1A-1, RB (C) (D) (E)
     3.950%, 06/07/00                 4,535        4,535
   Washington State, Public Power
     Supply System, Nuclear Project
     No. 1, Ser 1A-3, RB (C) (D) (E)
     3.950%, 06/07/00                 3,200        3,200
   Washington State, Public Power
     Supply System, Nuclear Project
     No. 2, Ser 2A-1, RB, MBIA (C) (D)
     4.050%, 06/07/00                 5,200        5,200
   Washington State, Public Power
     Supply System, Nuclear Project
      No. 3, Ser 3A-3, RB (C) (D) (E)
     4.050%, 06/07/00                11,720       11,720

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
WASHINGTON--CONTINUED
   Washington State, Ser B, GO
     Prerefunded @ 100 (F)
     6.700%, 06/01/01               $ 4,000    $   4,077
                                               ---------
                                                  39,489
                                               ---------
WEST VIRGINIA (2.1%)
   Braxton County, Solid Waste
     Disposal, Weyerhaeuser
     Project, RB, AMT  (C) (D)
     4.350%, 06/07/00                 7,650        7,650
   Marshall County, Pollution
     Control Authority, AlliedSignal
     Project, RB (C) (D)
     4.400%, 06/07/00                 8,630        8,630
   Marshall County, Pollution
     Control Authority, PPG
     Industries Project, RB (C) (D)
     4.600%, 06/01/00                 2,000        2,000
                                               ---------
                                                  18,280
                                               ---------
WISCONSIN (2.2%)
   Appleton, Industrial Development
     Authority, Pro Lable Project,
     RB, AMT (C) (D) (E)
     4.550%, 06/01/00                   870          870
   Germantown, Industrial
     Development Authority, Speaker
     Project, RB, AMT (C) (D) (E)
     4.550%, 06/01/00                   855          855
   Holland, Industrial Development
     Authority, White Clover Dairy
     Project, RB, AMT (C) (D) (E)
     4.450%, 06/01/00                 1,500        1,500
   Milwaukee, GO
     5.000%, 02/01/01                 2,000        2,010
   Milwaukee, Metropolitan Sewer
     District, Ser 288, GO (C) (D)
     4.600%, 06/01/00                 1,763        1,763

--------------------------------------------------------------------------------
                                   SHARES/FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
WISCONSIN--CONTINUED
   Oconomowoc, Industrial
     Development Authority, Quest
     Technologies Project,
     RB, AMT (C) (D) (E)
     4.450%, 06/01/00               $ 1,495    $   1,495
   Wisconsin State, Health Facilities
     Authorities, Franciscan Health
     Care, Ser A-1, RB (C) (D) (E)
     3.950%, 06/07/00                 6,105        6,105
   Wisconsin State, Ser PT 1137,
     RB (C) (D)
     4.300%, 02/15/01                 4,515        4,515
                                               ---------
                                                  19,113
                                               ---------
WYOMING (0.5%)
   Sweetwater County, Pollution
     Control, Pacificorp Project,
     Ser A, RB (C) (D) (E)
     4.050%, 06/07/00                 4,600        4,600
                                               ---------
MULTI-STATE (0.8%)
   Tax-Exempt Grantor Trust, IBM,
     Ser 1999-A, RB (C) (D)
     4.550%, 06/01/00                 7,200        7,200
                                               ---------
Total Municipal Bonds
     (Cost $863,139)                             863,139
                                               ---------
CASH EQUIVALENTS (1.5%)
   Financial Square Tax Free
     Portfolio                    3,537,267        3,537
   SEI Institutional Tax Free
     Fund                         9,904,203        9,904
                                               ---------
-------------------------------------------------------------------------------
                                                VALUE (000)
-------------------------------------------------------------------------------
Total Cash Equivalents
     (Cost $13,441)                            $  13,441
                                               ---------
Total Investments (99.5%)
   (Cost $876,580)                               876,580
                                               ---------
OTHER ASSETS AND LIABILITIES, NET (0.5%)           4,778
                                               ---------
NET ASSETS:
Fund shares of the Trust Shares (unlimited
   authorization -- no par value) based
   on 755,887,410 outstanding shares of
   beneficial interest                           755,887
Fund shares of the Investor Shares (unlimited
   authorization -- no par value) based
   on 125,512,381 outstanding shares
   of beneficial interest                        125,512
Distributions in excess of net investment
   income                                             (6)
Accumulated net realized loss
   on investments                                    (35)
                                               ---------
Total Net Assets (100.0%)                       $881,358
                                               =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                 $1.00
                                               =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Shares              $1.00
                                               =========

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
           FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.
                                                                          23

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2000

TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (98.5%)
FLORIDA (2.3%)
   Dade County, Water & Sewer
     Systems Project, RB (C) (D)
     4.380%, 06/07/00               $ 7,000    $   7,000
                                               ---------
ILLINOIS (3.3%)
   Illinois State, Health Facility
     Authority, Swedish Covenant
     Hospital Project, RB,
     AMBAC (C) (D)
     3.900%, 06/07/00                10,170       10,170
                                               ---------
LOUISIANA (3.6%)
   Ascension Parish, Pollution
     Control Authority, Borden
     Project, RB (C) (D) (E)
     3.950%, 06/05/00                11,200       11,200
                                               ---------
VIRGINIA (88.2%)
   Albemarle County, Industrial
     Development Authority,
     University of Virginia Health
     Services Project, RB  (C) (D) (E)
     4.150%, 06/07/00                 4,400        4,400
   Alexandria, Industrial
     Development Authority,
     American Red Cross Project,
     RB (C) (D) (E)
     4.150%, 06/07/00                 4,100        4,100
   Alexandria, Industrial
     Development Authority,
     Pooled Loan Program,
     Ser A, RB (C) (D) (E)
     4.400%, 06/01/00                 6,900        6,900
   Alexandria, Industrial
     Development Authority,
     Pooled Loan Program,
     Sub-Ser A, RB (C) (D) (E)
     4.400%, 06/01/00                 3,500        3,500
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Alexandria, Industrial
     Development Authority,
     Resource Recovery Project,
     RB, AMT (C) (D) (E)
     4.550%, 06/01/00               $11,400    $  11,400
   Amelia County, Industrial
     Development Authority,
     Chambers Waste Systems
     Project, RB, AMT (C) (D) (E)
     4.250%, 06/07/00                   750          750
   Arlington County, Industrial
     Development Authority,
     Multi-Family Housing Authority,
     Arna Valley View Apartments
     Project, RB (C) (D) (E)
     4.400%, 06/01/00                 1,350        1,350
   Arlington County, Ballston
     Public Parking Project,
     RB (C) (D) (E)
     4.250%, 06/06/00                 8,100        8,100
   Ashland, Industrial Development
     Authority, Interflex Group
     Project, RB, AMT (C) (D) (E)
     4.500%, 06/01/00                 7,000        7,000
   Chesapeake Bay, Bridge & Tunnel
     Community District Authority,
     General Resolution Project,
     RB, MBIA (C) (D)
     4.400%, 06/01/00                 6,755        6,755
   Chesterfield County, Industrial
     Development Authority,
     AlliedSignal Project, RB (C) (D)
     4.400%, 06/07/00                 3,000        3,000
   Chesterfield County, GO
     5.500%, 01/15/01                 1,905        1,922
   Culpeper, Industrial Development
     Authority, Baptist Homes
     Project, RB (C) (D) (E)
     4.400%, 06/01/00                 1,495        1,495

-------------------------------------------------------------------------------
                                 FACE AMOUNT
                                    (000)      VALUE (000)
-------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Fairfax County, Economic
     Development Authority, Flint
     Hill School Project,
     RB (C) (D) (E)
     4.150%, 06/07/00               $ 4,340    $   4,340
   Fairfax County, Industrial
     Development Authority,
     Fairfax Hospital Project,
     Ser A, RB (C) (D)
     3.900%, 06/07/00                 1,660        1,660
   Fairfax County, Industrial
     Development Authority,
     Fairfax Hospital Project,
     Ser B, RB (C) (D)
     3.900%, 06/07/00                 9,600        9,600
   Fairfax County, Industrial
     Development Authority,
     Fairfax Hospital Project,
     Ser D, RB (C) (D)
     3.900%, 06/07/00                 3,700        3,700
   Fairfax County, Ser C, GO
     4.600%, 05/01/01                 2,800        2,809
   Fairfax County,
     Ser PA 149, RB (C) (D)
     4.350%, 06/01/00                 9,890        9,890
   Hampton, Redevelopment &
     Multi-Family Housing
     Authority, Avalon at Hampton
     Project, Ser I-A, RB (C) (D) (E)
     3.950%, 06/07/00                 6,360        6,360
   Hampton, Redevelopment &
     Multi-Family Housing Authority,
     Avalon Pointe Project,
     Ser I-A, RB, AMT (C) (D) (E)
     4.000%, 06/07/00                 5,037        5,037
   Hanover County, Industiral
     Development Authority,
     Covenent Woods Project,
     RB (C) (D) (E)
     4.450%, 06/01/00                15,000       15,000

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   King George County, Industrial
     Development Authority,
     Birchwood Power Partners
     Project, Ser A, RB,
     AMT (C) (D) (E)
     4.550%, 06/01/00                $1,500    $   1,500
   Louisa County, Industrial
     Development Authority,
     Pooled Financing,
     RB (C) (D) (E)
     4.400%, 06/01/00                 2,975        2,975
   Norfolk, Industrial Development
     Authority, Children's Hospital
     Facilities Project, RB (C) (D) (E)
     4.400%, 06/01/00                15,300       15,300
   Norfolk, Redevelopment &
     Housing Authority,
     East Ocean View Property
     Project, RB (C) (D) (E)
     4.400%, 06/01/00                 3,890        3,890
   Norfolk, Water Authority, RB FSA
     4.000%, 11/01/00                   785          785
   Peninsula Port Authority,
     Dominion Terminal Project,
     Ser C, RB (C) (D) (E)
     4.350%, 06/01/00                 1,450        1,450
   Portsmouth, Industrial
     Development Authority,
     Fairwood Homes Project,
     Ser A, RB (C) (D) (E)
     4.150%, 06/01/00                 1,605        1,605
   Prince George County, Industrial
     Development Authority,
     Metropolitian Span Project,
     RB, AMT (C) (D) (E)
     4.450%, 06/01/00                 4,800        4,800
   Prince William County, Public
     Improvements, Ser B, GO
     5.000%, 08/01/00                 1,000        1,002

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------

STI CLASSIC FUNDS  MAY 31, 2000

TAX-FREE MONEY MARKET FUND--CONTINUED

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Pulaski County, Industrial
     Development Authority, Pulaski
     Furniture Project, RB (C) (D) (E)
     4.400%, 06/01/00               $ 1,800    $   1,800
   Richmond, Public Utility
     Authority, Ser A, RB (C) (D)
     4.450%, 06/01/00                 3,500        3,500
   Richmond, Redevelopment &
     Multi-Family Housing Authority,
     Ser PT-1022, RB (C) (D)
     4.450%, 06/01/00                14,490       14,490
   Richmond, Redevelopment &
     Multi-Family Housing
     Authority, Stony Point Project,
     RB (C) (D) (E)
     4.400%, 06/01/00                 1,660        1,660
   Richmond, Public Improvement,
     Ser A, GO  Prerefunded @ 102 (F)
     6.250%, 01/15/01                 9,110        9,408
   Roanoke, Industrial Development
     Authority, Hollins University
     Project, RB (C) (D) (E)
     4.150%, 06/07/00                 4,500        4,500
   Roanoke, Industrial Development
     Authority, Carilion Health
     System Project, Ser B,
      RB (C) (D)
     4.450%, 06/01/00                 1,000        1,000
   Roanoke, Industrial Development
     Authority, Roanoke Memorial
     Hospital Project, Ser C,
     RB (C) (D)
     4.300%, 06/01/00                 1,935        1,935
   Roanoke, Industrial Development
     Authority, Roanoke Memorial
     Hospital Project, RB, MBIA
     Prerefunded @100 (F)
     6.500%, 07/01/00                 5,000        5,012
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
-------------------------------------------------------------------------------
 VIRGINIA--CONTINUED
  Roanoke Public Improvements, GO
     4.000%, 08/01/00               $ 2,165      $ 2,165
   Roanoke Public Improvements,
     Ser B, GO
     5.800%, 08/01/00                 1,000        1,003
   Roanoke, Redevelopment &
     Multi-Family Housing Authority,
     Stepping Stone Apartments
     Project, RB (C) (D)
     4.625%, 06/25/00                 2,000        2,000
   Virginia State, Transportation
     Authority, Eagle Trust,
     Ser 994601, RB (C) (D)
     4.400%, 06/01/00                 5,000        5,000
   Virginia State Port Authority,
     Ser SG 111, RB (C) (D)
     4.400%, 06/01/00                10,100       10,100
   Virginia State, Public School
     Authority, School Financing,
     Ser B, GO
     5.000%, 08/01/00                 4,665        4,674
   Virginia State, Public School
     Authority, Ser C, RB
     5.000%, 08/01/00                 4,335        4,346
   Virginia State, GO
     5.000%, 06/01/00                 2,000        2,000
   Staunton, Industrial Development
     Authority, Diebold-Staunton
     Project, RB (C) (D) (E)
     4.450%, 06/01/00                   530          530
   Suffolk, Redevelopment & Multi-
     Family Housing Authority,
     Windsor Potomac Project,
     RB (C) (D)
     4.700%, 06/07/00                   410          410
   Suffolk, Redevelopment & Multi-
     Family Housing Authority,
     Windsor Fieldstone Project, RB
     (C) (D)
     4.700%, 06/07/00                 4,718        4,718
26

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Virginia Beach, Industrial
     Development Authority, Ocean
     Ranch Project, RB (C) (D) (E)
     4.400%, 06/01/00                $  626       $  626
   Virginia Beach, Industrial
     Development Authority,
     LA Quinta Inns Project,
     RB (C) (D) (E)
     4.450%, 06/01/00                 1,125        1,125
   Virginia Beach, Development &
     Multi-Family Authority,
     Ser PT 1213, RB (C) (D)
     4.580%, 06/01/00                 1,000        1,000
   Virginia Beach, Development
     Authority, Westminster-
     Canterbury Project,
     Ser B, RB (C) (D) (E)
     4.350%, 06/07/00                 3,000        3,000
   Virginia Beach, Public
     Improvement, GO
     5.000%, 03/01/01                 3,805        3,828
   Virginia College, Building
     Authority, 21st Century College
     Program, RB
     4.125%, 02/01/01                 8,185        8,185
   Virginia College, Building
     Authority, Equipment Leasing
     Program, RB
     4.250%, 02/01/01                   750          750
   Virginia State, Housing
     Development Authority,
     Commonwealth Mortgage
     Project, Sub-Ser A, RB
     4.150%, 09/12/00                 2,500        2,500
   Virginia State, Housing
     Development Authority,
     Commonwealth Mortgage
     Project,  Sub-Ser A, RB
     4.150%, 10/19/00                 8,000        8,000
-------------------------------------------------------------------------------
                                    SHARES/FACE
                                    AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Virginia State, Housing
     Devolopment Authority,
     Commonwealth Merlots
     Project, Ser CC,
     RB (C) (D) (E)
     4.350%, 06/07/00               $ 4,500    $   4,500
   Virginia State, Public School
     Authority, Ser B, RB
     4.700%, 01/01/01                 5,000        5,021
   Williamsburg, Industrial
     Development Authority,
     Colonial Williamsburg
     Museum Foundation
     Project, RB (C) (D) (E
     4.700%, 06/07/00                   600          600
                                               ---------
                                                 271,761
                                               ---------
PUERTO RICO (1.1%)
   Puerto Rico, Commonwealth
     Highway & Transportation
     Authority, Ser PA 472, RB (C) (D)
     3.900%, 06/01/00                 3,260        3,260
                                               ---------
Total Municipal Bonds
     (Cost $303,391)                             303,391
                                               ---------
CASH EQUIVALENTS (1.0%)
   Financial Square Tax Free
     Portfolio                    2,129,301        2,129
   SEI Institutional Tax
     Free Fund                    1,000,000        1,000
                                               ---------
Total Cash Equivalents
     (Cost $3,129)                                 3,129
                                               ---------
Total Investments (99.5%)
   (Cost $306,520)                               306,520
                                               ---------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2000


TAX-FREE MONEY MARKET FUND--CONCLUDED
-------------------------------------------------------------------------------
                                                VALUE (000)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.5%)       $   1,601
                                               ---------
NET ASSETS:
Fund shares of the Trust Shares (unlimited
    authorization -- no par value) based
   on 245,305,124 outstanding shares
   of beneficial interest                        245,281
Fund shares of the Investor Shares (unlimited
   authorization -- no par value) based
   on 62,877,446 outstanding shares of
   beneficial interest                            62,878
Distributions in excess of net investment
   income                                            (11)
Accumulated net realized loss
   on investments                                    (27)
                                               ---------
Total Net Assets (100.0%)                      $ 308,121
                                               =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                 $1.00
                                               =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Shares              $1.00
                                               =========


                   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART
    OF THE FINANCIAL STATEMENTS. FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE
                                  SEE PAGE 33.

-------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
-------------------------------------------------------------------------------
                                   SHARES/FACE
                                   AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (17.9%)
   U.S. Treasury Bill
     5.605%, 10/12/00               $80,000     $ 78,345
   U.S. Treasury Note
     5.000%, 02/28/01                20,000       19,803
                                                --------
Total U.S. Treasury Obligations
     (Cost $98,148)                               98,148
                                                --------
CASH EQUIVALENT (4.6%)
   AIM Institutional Treasury
     Portfolio                   25,000,000       25,000
                                                --------
Total Cash Equivalent
     (Cost $25,000)                               25,000
                                                --------
REPURCHASE AGREEMENTS (77.8%)
   ABN-Amro
     6.390%, dated 05/31/00, matures
     06/01/00, repurchse price $22,345,614
     (collateralized by a U.S. Treasury
     Note: total market value
     $22,788,927) (B)                 22,342       22,342
   Barclays
     6.390%, dated 05/31/00, matures
     06/01/00, repurchase price
     $21,003,728 (collateralized by
     various U.S. Treasury
     obligations: total market
     value $21,420,900) (B)          21,000       21,000
   Deutsche Bank
     6.390%, dated 05/31/00, matures
     06/01/00, repurchase price
     $21,003,728 (collateralized by a
     U.S. Treasury Note: total market
     value $21,420,214) (B)          21,000       21,000

-------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Greenwich Capital
     6.390%, dated 05/31/00, matures
     06/01/00, repurchase price
     $21,377,648 (collateralized by a
     U.S. Treasury Note: total market
     value $21,803,293) (B)        $ 21,374     $ 21,374
   JP Morgan
     6.390%, dated 05/31/00, matures
     06/01/00, repurchase price
     $149,287,464 (collateralized by
     various GNMA and U.S. Treasury
     obligations: total market value
     $152,247,104) (B)              149,261      149,261
   Merrill Lynch
     6.390%, dated 05/31/00, matures
     06/01/00, repurchase price
     $21,119,076.35 (collateralized
     by various GNMA obligations:
     total market value
     $21,539,555) (B)                21,115       21,115
   Morgan Stanley Dean Witter 6.390%,
     dated 05/31/00, matures 06/01/00,
     repurchase price $127,208,619
     (collateralized by various GNMA
     obligations: total market value
     $131,883,074) (B)              127,186      127,186

STI CLASSIC FUNDS  MAY 31, 2000
-------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND--CONCLUDED
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Salomon Smith Barney
     6.390%, dated 05/31/00, matures
     06/01/00, repurchase price
     $22,015,463 (collateralized by
     various U.S. Treasury
     obligations: total market value
     $22,548,567) (B)              $ 22,012     $ 22,012
   Warburg Dillion
     6.390%, dated 05/31/00, matures
     06/01/00, repurchase price
     $21,258,309 (collateralized by a
     U.S. Treasury Note: total market
     value $21,682,944) (B)          21,254       21,254
                                                --------
Total Repurchase Agreements
     (Cost $426,544)                             426,544
                                                --------
Total Investments (100.3%)
   (Cost $549,692)                               549,692
                                                --------
OTHER ASSETS AND LIABILITIES, NET (-0.3%)         (1,813)
                                                --------
-------------------------------------------------------------------------------
                                              VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Shares
   (unlimited authorization -- no par
   value) based on 468,324,485 outstanding
   shares of beneficial interest                $468,325
Fund shares of the Investor Shares (unlimited
   authorization -- no par value) based
   on 79,281,537 outstanding shares
   of beneficial interest                         79,281
Undistributed net investment income                  301
Accumulated net realized loss
   on investments                                    (28)
                                                --------
Total Net Assets (100.0%)                       $547,879
                                                ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                 $1.00
                                                ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Shares              $1.00
                                                ========

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
         FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.

U.S. TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (22.7%)
   U.S. Treasury Bill
     5.840%, 02/01/01               $15,000     $ 14,404
   U.S. Treasury Notes
     5.875%, 06/30/00                30,000       30,027
     5.375%, 07/31/00                15,000       14,999
     5.125%, 08/31/00                15,000       14,990
     5.625%, 11/30/00                25,000       24,952
     5.250%, 01/31/01                30,000       29,832
     5.625%, 02/28/01                15,000       14,917
     6.500%, 05/31/01                20,000       19,960
                                                --------
Total U.S. Treasury Obligations
     (Cost $164,081)                             164,081
                                                --------
REPURCHASE AGREEMENTS (77.5%)
   ABN-Amro
     6.310%, dated 05/31/00, matures
     06/01/00, repurchase price
     $32,875,013 (collateralized by
     various U.S. Treasury
     obligations: total market value
     $33,527,298) (B)                32,869       32,869
   Barclays
     6.310%, dated 05/31/00, matures
     06/01/00, repurchase price
     $31,873,466 (collateralized by a
     U.S. Treasury Note: total
     market value $32,506,103) (B)   31,868       31,868
   Deutsche Bank
     6.310%, dated 05/31/00, matures
     06/01/00, repurchase price
     $25,165,255 (collateralized by a
     U.S. Treasury Bond: total
     market value $25,664,368) (B)   25,161       25,161
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)   VALUE (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Greenwich Capital
     6.310%, dated 05/31/00, matures
     06/01/00, repurchase price
     $176,109,211 (collateralized
     by U.S. Treasury obligations:
     total market value
     $179,602,834) (B)             $176,078     $176,078
   JP Morgan
     6.310%, dated 05/31/00, matures
     06/01/00, repurchase price
     $24,001,317 (collateralized by
     U.S. Treasury Note: total
     market value $24,477,482) (B)   23,997       23,997
   Merrill Lynch
     6.310%, dated 05/31/00, matures
     06/01/00, repurchase price
     $31,643,624 (collateralized by
     U.S. Treasury Notes: total
     market value $32,272,994) (B)   31,638       31,638
   Morgan Stanley Dean Witter
     6.310%, dated 05/31/00, matures
     06/01/00, repurchase price
     $31,498,071 (collateralized by
     a U.S. Treasury Bond: total
     market value $32,209,876) (B)   31,493       31,493
   Salomon Smith Barney
     6.310%, dated 05/31/00, matures
     06/01/00, repurchase price
     $31,832,560 (collateralized by
     a U.S. Treasury Note: total
     market value $32,934,696) (B)   31,827       31,827
   Warburg Dillion
     6.310%, dated 05/31/00, matures
     06/01/00, repurchase price
     $176,047,517 (collateralized by
     a U.S. Treasury Note: total
     market value $179,541,003) (B) 176,017      176,017
                                                --------

STATEMENTS OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2000


U.S. TREASURY MONEY MARKET FUND--CONCLUDED
-------------------------------------------------------------------------------
                                                VALUE (000)
-------------------------------------------------------------------------------
Total Repurchase Agreements
     (Cost $560,948)                            $560,948
                                                --------
Total Investments (100.2%)
   (Cost $725,029)                               725,029
                                                --------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)         (1,752)
                                                --------
NET ASSETS:
Fund shares of the Trust Shares (unlimited
   authorization -- no par value) based
   on 723,365,117 outstanding shares
   of beneficial interest                        723,280
Distributions in excess of net investment
   income                                             (3)
                                                --------
Total Net Assets (100.0%)                       $723,277
                                                ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                 $1.00
                                                ========

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
          FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.
32

                          KEY TO ABBREVIATIONS USED IN
                           THE STATEMENT OF NET ASSETS

AMBAC Security insured by the American Municipal Bond Assurance Corporation

AMT Alternative Minimum Tax

Cl Class

ETM Escrowed to Maturity

FGIC Security insured by the Financial Guaranty Insurance Company

FHA Federal Housing Authority

FHLMC Federal Home Loan Mortgage Corporation

FNMA Federal National Mortgage Association

FSA Security insured by Financial
     Securities Assurance

GNMA Government National Mortgage Association

GO General Obligation

MBIA Security insured by the Municipal Bond Insurance Association

MTN Medium Term Note

RB Revenue Bond

Ser Series

SLMA Student Loan Marketing Association

TECP Tax Exempt Commercial Paper

TRAN Tax and Revenue Anticipation Note

(A) Private Placement Security

(B) Tri-Party Repurchase Agreement

(C) Adjustable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on May 31, 2000. The date shown is the next scheduled reset date.

(D) Put and demand features exist requiring the issuer to repurchase the instrument prior to maturity.

(E) Securities are held in connection with a letter of credit issued a major bank.

(F) Prerefunded Security. The maturity date shown is the prerefunded date.

                                 This page left intentionally blank.

STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------

STI CLASSIC FUNDS FOR THE PERIOD ENDED MAY 31, 2000


                                                          TAX-EXEMPT      TAX-FREE   U.S. GOVERNMENT
                                        PRIME QUALITY        MONEY          MONEY       SECURITIES     U.S. TREASURY
                                        MONEY MARKET        MARKET         MARKET      MONEY MARKET       MONEY
                                            FUND             FUND           FUND           FUND         MARKET FUND
                                        -------------     ----------     ----------   -------------   --------------
                                         06/01/99-        06/01/99-      06/01/99-      06/01/99-      06/01/99-
                                         05/31/00         05/31/00       05/31/00       05/31/00       05/31/00
                                        ----------        --------       --------       --------       ---------
Interest Income                          $241,262          $27,734        $10,990        $25,872        $41,783
                                         --------          -------        -------        -------        -------
Expenses:
   Investment Advisory Fees                27,672            4,158          1,188          3,101          5,091
   Less: Investment Advisory
         Fees Waived                       (6,310)          (1,060)            (4)          (537)          (855)
   Administrator Fees                       3,012              535            212            337            579
   Transfer Agent Fees-- Trust Shares          20               15              5             16             15
   Transfer Agent Fees-- Investor Shares       31                7             10             14             --
   Transfer Agent Fees-- Flex Shares            9               --             --             --             --
   Transfer Agent Out of Pocket Expenses      160               52             17              3             30
   Printing Expenses                          278               46             18              4             53
   Custody Fees                               213               41             16             16              1
   Professional Fees                          277               49             32             27             14
   Trustee Fees                                56                5              1              4              1
   Registration Fees                          146               74              8             28              8
   Distribution Fees-- Investor Shares      1,973              194             51            108             --
   Less: Distribution Fees Waived--
        Investor Shares                      (320)             (49)           (25)           (31)            --
   Distribution Fees-- Flex Shares             14               --             --             --             --
   Less: Distribution Fees Waived--
        Flex Shares                            (6)              --             --             --             --
   Insurance and Other Fees                    10               15              7              6             --
                                         --------          -------        -------        -------        -------
   Total Expenses                          27,235            4,082          1,536          3,096          4,937
                                         --------          -------        -------        -------        -------
   Net Investment Income                  214,027           23,652          9,454         22,776         36,846
                                         --------          -------        -------        -------        -------
   Net Realized Loss on
        Securities Sold                       (34)             (30)           (20)           (28)            --
                                         --------          -------        -------        -------        -------
Net Increase in Net Assets
        from Operations                  $213,993          $23,622        $ 9,434        $22,748        $36,846
                                         ========          =======        =======        =======        =======

Amounts designated as "--" are either $0 or round to $0.

       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIODS ENDED MAY 31, AND NOVEMBER 30,

                                                                                                           U.S. GOVERNMENT
                              PRIME QUALITY          TAX-EXEMPT                   TAX-FREE                    SECURITIES
                            MONEY MARKET FUND      MONEY MARKET FUND           MONEY MARKET FUND            MONEY MARKET FUND
                          -------------------   --------------------- ----------------------------------   -----------------
                           06/01/99 06/01/98-   06/01/99-   06/01/98-   06/01/99- 12/01/98   12/01/97-   06/01/99- 06/01/98-
                           05/31/00 05/31/99    05/31/00    05/31/99    05/31/00  05/31/99   11/30/98    05/31/00  05/31/99
                           -------- --------    --------    --------    --------  --------  ---------    --------  --------
Operations:
  Net Investment Income .$  214,027  $ 125,543 $  23,652  $   20,454  $   9,454 $  3,806   $   7,024     $ 22,776  $ 20,487
  Net Realized Gain
    (Loss) on Investments       (34)       (19)      (30)         (1)       (20)       2          (9)      (28)         191
                         ---------- ---------- ---------  ----------  --------- --------   ---------     --------  --------
    Increase in Net
     Assets from
     Operations             213,993    125,524    23,622      20,453      9,434    3,808       7,015       22,748    20,678
                         ---------- ---------- ---------  ----------  --------- --------   ---------     -------- ---------
    Trust Shares ......... (165,267)   (99,427)  (19,775     (16,665)    (9,064   (3,739)     (6,778      (19,825)  (17,844)
    Investor Shares ........(48,632)   (26,132)   (3,883)     (3,788)      (400)     (91)       (239)      (2,927)   (2,641)
    Flex Shares...............  (84)        --       --           --         --       --          --           --
                         ---------- ---------- ---------  ----------  --------- --------   ---------     --------  --------
     Total Distributions ..(213,983)  (125,559)  (23,658)    (20,453)    (9,464)  (3,830)     (7,017)     (22,752)  (20,485)
                         ---------- ---------- ---------  ----------  --------- --------   ---------     --------  --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares
       Issued             6,299,753  4,698,805 1,113,796     984,432    460,442  246,896     369,536     905,352    739,766
    Shares Issued in
      Connection
    with Crestar Merger ..       --  1,179,761        --          --         --       --          --          --         --
    Reinvestment of Cash
    Distributions             9,263      4,306        --          --         --       --          --       3,025      1,170
    Cost of Shares
      Redeemed ..        (6,901,000)(3,859,828) (999,548)   (790,815)  (485,600)(247,343)   (325,471)    (844,261) (714,135)
                         ---------- ---------- ---------  ----------  --------- --------   ---------     --------  --------
  Increase (Decrease) in
     Net Assets From
     Trust Share
     Transactions          (591,984) 2,023,044   114,248     193,617    (25,158)    (447)     44,065       64,116    26,801
                          --------- ---------- ---------  ----------  --------- --------   ---------     --------  --------
Investor Shares:
    Proceeds from Shares
      Issued              1,401,995  1,199,739   334,145     356,214     97,834    5,749      22,060      290,823   294,871
  Shares Issued in
     Connection with
      Crestar Merger ..          --    187,089        --          --         --       --          --          --         --
   Reinvestment of Cash
     Distributions           51,455     24,846     4,155       3,497        415      110         237        3,062     2,578
   Cost of Shares
     Redeemed ..         (1,058,926)  (905,401) (341,648)   (365,395)   (41,326)  (8,754)    (21,081)    (276,049) (294,755)
                          --------- ---------- ---------  ----------  --------- --------   ---------     --------  --------
  Increase (Decrease) in
     Net Assets From
     Investor Share
     Transactions           394,524    506,273    (3,348)     (5,684)    56,923   (2,895)      1,216       17,836     2,694
                          --------- ---------- ---------  ----------  --------- --------   ---------     --------  --------
Flex Shares:
   Proceeds from Shares Is    6,126         --        --          --         --       --          --          --         --
   Reinvestment of Cash
    Distributions                70         --        --          --         --       --          --          --         --
   Cost of Shares Redeemed ..(2,751)        --        --          --         --       --          --          --         --
                         ---------- ---------- ---------  ----------  --------- --------   ---------     --------  --------
 Increase in Net Assets
   From Flex Share
   Transactions               3,445         --        --          --         --       --          --          --         --
                         ---------- ---------- ---------  ----------  --------- --------   ---------     -------- ---------
  Increase (Decrease) in
    Net Assets From Share
    Transactions           (194,015) 2,529,317   110,900     187,933     31,765   (3,342)     45,281       81,952    29,495
                         ---------- ---------- ---------  ----------  --------- --------   ---------     --------  --------
    Total Increase
     (Decrease) in
      Net Assets........   (194,005  2,529,282   110,864     187,933     31,735   (3,364)     45,279       81,948    29,688
                         ---------- ---------- ---------  ----------  --------- --------   ---------     --------  --------
Net Assets:
  Beginning of Period ....4,821,332  2,292,050   770,494     582,561    276,386  279,750     234,471      465,931   436,243
                         ---------- ---------- ---------  ----------  --------- --------   ---------     --------  --------
  End of Period .........$4,627,327 $4,821,332 $ 881,358  $  770,494  $ 308,121 $276,386   $ 279,750     $547,879  $465,931
                         ========== ========== =========  ==========  ========= ========   =========     ========  ========




STI CLASSIC FUNDS FOR THE PERIODS ENDED MAY 31, AND NOVEMBER 30,



                                                                   U.S. TREASURY
                                                                   MONEY MARKET FUND
                                                         ------------------------------------
                                                         06/01/99-     12/01/98-   12/01/97-
                                                         05/31/00      05/31/99    11/30/98
                                                        ---------     ---------   ---------
Operations:
  Net Investment Income .                              $   36,846      $ 15,437    $ 29,481
  Net Realized Gain
    (Loss) on Investments                                      --            --          --
                                                       ----------      --------    --------
    Increase in Net
     Assets from
     Operations                                            36,846        15,437      29,481
                                                       ----------      --------    --------
    Trust Shares ........                                 (36,849)      (15,522)    (29,476)
    Investor Shares .....                                      --            --          --
    Flex Shares..........                                      --            --          --
                                                       ----------      ---------  ----------
     Total Distributions                                  (36,849)      (15,522)    (29,476)
                                                       ----------      ---------  ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares
       Issued                                           1,480,905       681,589   1,131,937
    Shares Issued in
      Connection
    with Crestar Merger .                                      --            --          --
    Reinvestment of Cash
    Distributions                                              23             1           4
    Cost of Shares
      Redeemed ..                                      (1,518,481)     (620,595) (1,064,404)
                                                       ----------     ---------  ----------
  Increase (Decrease) in
     Net Assets From
     Trust Share
     Transactions                                        (37,553)        60,995      67,537
                                                       ----------     ---------  ----------
Investor Shares:
    Proceeds from Shares
      Issued                                                   --            --          --
  Shares Issued in
     Connection with
      Crestar Merger ..                                        --            --          --
   Reinvestment of Cash
     Distributions                                             --            --          --
   Cost of Shares
     Redeemed ..                                               --            --          --
                                                       ----------     ---------  ----------
  Increase (Decrease) in
     Net Assets From
     Investor Share
     Transactions                                              --            --          --
                                                       ----------     ---------  ----------
Flex Shares:
   Proceeds from Shares I                                      --            --          --
   Reinvestment of Cash
    Distributions                                              --            --          --
   Cost of Shares Redeemde                                     --            --          --
                                                       ----------     ---------  ----------
 Increase in Net Assets
   From Flex Share
   Transactions                                                --            --          --
                                                       ----------     ---------  ----------
  Increase (Decrease) in
    Net Assets From Share
    Transactions                                          (37,553)       60,995      67,537
                                                       ----------     ---------  ----------
    Total Increase
     (Decrease) in
      Net Assets........                                  (37,556        60,910      67,542
                                                       ----------     ---------  ----------
Net Assets:
  Beginning of Period ...                                 760,833       699,923     632,381
                                                       ----------     ---------  ----------
  End of Period .........                              $  723,277     $ 760,833  $  699,923
                                                       ==========     =========  ==========

  Amounts designated as "--" are either $0 or round to $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------


                                                                                                                  U.S. GOVERNMENT
                                   PRIME QUALITY          TAX-EXEMPT                   TAX-FREE                      SECURITIES
                                MONEY MARKET FUND      MONEY MARKET FUND           MONEY MARKET FUND              MONEY MARKET FUND
                               -------------------   --------------------- ----------------------------------    -------------------
                                06/01/99  06/01/98-    06/01/99-   06/01/98-   06/01/99-  12/01/98   12/01/97-   06/01/99- 06/01/98
                                05/31/00   05/31/99    05/31/00    05/31/99    05/31/00   05/31/99   11/30/98    05/31/00  05/31/99
                                --------   --------    --------    ---------   --------   --------   ---------    --------  -------
(1) Shares Issued and Redeemed:
  Trust Shares:

    Shares Issued ............ 6,299,749  4,698,805   1,113,795      984,432     460,442   246,896     369,536   905,352    739,766
    Shares Issued in
      Connection with
      Crestar Merger ..               --  1,179,840          --           --          --        --          --        --         --
    Shares Issued in Lieu
      of Cash Distributions        9,263      4,306           --          --          --        --          --     3,024      1,170
    Shares Redeemed ..........(6,901,000)(3,859,828)   (999,547)    (790,815)   (485,599) (247,343)   (325,471) (844,261)  (714,135)
                              --------- -----------    --------     --------    --------  --------    --------  --------   --------
      Net Trust Share
         Transactions           (591,988) 2,023,123     114,248      193,617     (25,157)     (447)     44,065    64,115     26,801
                              --------- -----------    --------     --------    --------  --------    --------  --------   --------
  Investor Shares:
    Shares Issued ...........  1,401,995  1,199,740     334,146      356,214      97,834     5,749      22,060   290,823    294,871
    Shares Issued in
        Connection with
        Crestar Merger ..             --    187,089          --           --          --        --          --        --         --
    Shares Issued in Lieu
         of Cash Distributions    51,455     24,846       4,155        3,497         415       110         237     3,063      2,578
    Shares Redeemed ..........(1,058,894)  (905,433    (341,648)    (365,395)    (41,327)   (8,754)    (21,081) (276,049)  (294,755)
                              ---------- ----------    --------     --------    --------  --------    --------  --------   --------
      Net Investor Share
         Transactions            394,556    506,242      (3,347       (5,684)     56,922    (2,895)      1,216    17,837      2,694
                              ---------- ----------    --------     --------    --------  --------    --------  --------   --------
 Flex Shares
  Shares Issued...........         6,126         --          --           --          --        --          --        --         --
    Shares Issued in Lieu
    of Cash Distributions             71         --          --           --          --        --          --        --         --
    Shares Redeemed.........      (2,751)        --          --           --          --        --          --        --         --
                              ---------- ----------    --------     --------    --------  --------    --------  --------   --------
    Net Flex Share
      Transactions                 3,446         --          --           --          --        --          --        --         --
                              ---------- ----------    --------     --------    --------  --------    --------  --------   --------
    Net Change in Capital
         Shares                 (193,986) 2,529,365     110,901      187,933      31,765    (3,342)     45,281    81,952     29,495
                              ---------- ----------    --------     --------    --------  --------    --------  --------   --------



STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

                                                     U.S. TRESAURY
                                                     MONEY MARKET FUND
                                             -------------------------------
                                              06/01/99-  12/01/98   12/01/97-
                                              05/31/00   05/31/99   11/30/98
                                             ----------  --------   ---------
(1) Shares Issued and Redeeme
  Trust Shares:
    Shares Issued ...........                1,480,906    681,589   1,131,937
    Shares Issued in
      Connection with
      Crestar Merger ..                              --        --          --
    Shares Issued in Lieu
      of Cash Distributions                          23         1           4
    Shares Redeemed .........                (1,518,481) (620,595) (1,064,404)
                                             ----------  --------   ----------
      Net Trust Share
         Transactions                          (37,552)    60,995      65,537
                                             ----------  --------   ---------
  Investor Shares:
    Shares Issued ...........                        --        --          --
    Shares Issued in
        Connection with
        Crestar Merger ..                            --        --          --
    Shares Issued in Lieu
         of Cash Distribution                        --        --          --
    Shares Redeemed .........                        --        --          --
                                             ----------  --------   ---------
      Net Investor Share
         Transactions                                --        --          --
                                             ----------  --------   ---------
 Flex Shares:
  Shares Issued...........                           --        --          --
    Shares Issued in Lieu
    of Cash Distributions                            --        --          --
    Shares Redeemed.........                         --        --          --
                                             ----------  --------   ---------
    Net Flex Share
      Transactions                                   --        --          --
                                             ----------  --------   ---------
    Net Change in Capital
         Shares                                 (37,552)   60,995      67,537
                                             ----------  --------   ---------

  Amounts designated as "--" are either $0 or round to $0.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE NOTED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                             NET                                             NET ASSET
                             NET ASSET VALUE             INVESTMENT             DISTRIBUTIONS FROM           VALUE END
                           BEGINNING OF PERIOD             INCOME              NET INVESTMENT INCOME         OF PERIOD
                           -------------------           ----------            ---------------------         ---------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           2000                     $1.00                  $ 0.05                     $(0.05)                  $1.00
           1999                      1.00                    0.05                      (0.05)                   1.00
           1998                      1.00                    0.05                      (0.05)                   1.00
           1997                      1.00                    0.05                      (0.05)                   1.00
           1996                      1.00                    0.05                      (0.05)                   1.00
Investor Shares
           2000                     $1.00                  $ 0.05                     $(0.05)                  $1.00
           1999                      1.00                    0.05                      (0.05)                   1.00
           1998                      1.00                    0.05                      (0.05)                   1.00
           1997                      1.00                    0.05                      (0.05)                   1.00
           1996                      1.00                    0.05                      (0.05)                   1.00
Flex Shares
           2000 (A)                 $1.00                  $ 0.03                     $(0.03)                  $1.00
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           2000                     $1.00                  $ 0.03                     $(0.03)                  $1.00
           1999                      1.00                    0.03                      (0.03)                   1.00
           1998                      1.00                    0.03                      (0.03)                   1.00
           1997                      1.00                    0.03                      (0.03)                   1.00
           1996                      1.00                    0.03                      (0.03)                   1.00
Investor Shares
           2000                     $1.00                  $ 0.03                     $(0.03)                  $1.00
           1999                      1.00                    0.03                      (0.03)                   1.00
           1998                      1.00                    0.03                      (0.03)                   1.00
           1997                      1.00                    0.03                      (0.03)                   1.00
           1996                      1.00                    0.03                      (0.03)                   1.00
TAX-FREE MONEY MARKET FUND (B)
Trust Shares
           2000                     $1.00                  $ 0.03                     $(0.03)                  $1.00
           1999**                    1.00                    0.01                      (0.01)                   1.00
           For the Year Ended November 30:
           1998                      1.00                    0.03                      (0.03)                   1.00
           1997                      1.00                    0.03                      (0.03)                   1.00
           1996                      1.00                    0.03                      (0.03)                   1.00
           1995                      1.00                    0.03                      (0.03)                   1.00
Investor Shares
           2000                     $1.00                  $ 0.03                     $(0.03)                  $1.00
           1999**                    1.00                    0.01                      (0.01)                   1.00
           For the Year Ended November 30:
           1998                      1.00                    0.03                      (0.03)                   1.00
           1997                      1.00                    0.03                      (0.03)                   1.00
           1996                      1.00                    0.03                      (0.03)                   1.00
           1995                      1.00                    0.03                      (0.03)                   1.00

(DAGGER)Total return is for the period indicated and has not been annualized.

  * Annualized
 ** For the period December 1, 1998 to May 31, 1999. All ratios for the period have been annualized. (A) Commenced operations on October 4, 1999.
(B) On May 24, 1999, the CrestFund Tax-Free Money Fund exchanged all of its assets and certain liabilities for shares of the Tax-Free Money Market Fund.
    The CrestFund Tax-Free Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       RATIO OF
                                                                                               RATIO OF             NET INVESTMENT
                                                                      RATIO OF               EXPENSES TO              INCOME TO
                   NET ASSETS              RATIO OF               NET INVESTMENT         AVERAGE NET ASSETS      AVERAGE NET ASSETS
        TOTAL         END OF             EXPENSES TO                  INCOME TO          (EXCLUDING WAIVERS      (EXCLUDING WAIVERS
       RETURN      PERIOD (000)        AVERAGE NET ASSETS        AVERAGE NET ASSETS      AND REIMBURSEMENTS)     AND REIMBURSEMENTS)
      --------     -----------        -------------------        ------------------      -------------------     -------------------
        5.20%      $3,311,229                0.60%                    5.06%                    0.75%                    4.91%
        4.83        3,903,232                0.60                     4.69                     0.77                     4.52
        5.22        1,880,229                0.59                     5.10                     0.77                     4.92
        5.01        1,086,555                0.58                     4.90                     0.76                     4.72
        5.25        1,050,800                0.58                     5.11                     0.78                     4.91

        5.02%      $1,312,653                0.77%                    4.94%                    0.95%                    4.76%
        4.66          918,100                0.77                     4.52                     0.97                     4.32
        5.04          411,821                0.76                     4.93                     0.98                     4.71
        4.84          283,544                0.75                     4.74                     0.97                     4.52
        5.08          215,696                0.75                     4.94                     1.00                     4.69

        2.93%      $    3,445                1.50%*                   4.46%*                   1.99%*                   3.97%*


        3.19%      $  755,858                0.52%                    3.16%                    0.66%                    3.02%
        2.81          641,640                0.52                     2.75                     0.66                     2.61
        3.21          448,023                0.51                     3.14                     0.67                     2.98
        3.09          333,006                0.50                     3.04                     0.66                     2.88
        3.28          273,613                0.50                     3.23                     0.68                     3.05

        3.07%      $  125,500                0.64%                    3.01%                    0.82%                    2.83%
        2.69          128,854                0.64                     2.66                     0.82                     2.48
        3.09          134,538                0.62                     3.04                     0.83                     2.83
        2.97          102,013                0.62                     2.92                     0.83                     2.71
        3.16           95,223                0.62                     3.10                     0.85                     2.87


        3.23%      $  245,243                0.51%                    3.19%                    0.51%                    3.19%
        1.27          270,431                0.67                     2.51                     0.82                     2.36

        2.97          270,899                0.66                     2.92                     0.81                     2.77
        3.06          226,837                0.66                     3.02                     0.81                     2.87
        3.14          182,320                0.66                     2.88                     0.81                     2.73
        3.26          202,333                0.66                     3.19                     0.81                     3.04

        3.07%      $   62,878                0.67%                    3.17%                    0.73%                    3.11%
        1.27            5,955                0.67                     2.52                     1.06                     2.13

        2.96            8,851                0.67                     2.92                     1.07                     2.52
        3.05            7,634                0.68                     3.42                     1.08                     3.02
        3.13            2,994                0.67                     2.86                     1.07                     2.46
        3.25            1,627                0.67                     3.16                     1.07                     2.76


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS (concluded)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE NOTED) FOR A
SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                           NET                                                NET ASSET
                         NET ASSET VALUE               INVESTMENT              DISTRIBUTIONS FROM             VALUE END
                       BEGINNING OF PERIOD               INCOME               NET INVESTMENT INCOME           OF PERIOD
                       -------------------             ----------             ---------------------           ---------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           2000                $1.00                      $ 0.05                      $(0.05)                     $1.00
           1999                 1.00                        0.04                       (0.04)                      1.00
           1998                 1.00                        0.05                       (0.05)                      1.00
           1997                 1.00                        0.05                       (0.05)                      1.00
           1996                 1.00                        0.05                       (0.05)                      1.00
Investor Shares
           2000                $1.00                      $ 0.05                      $(0.05)                     $1.00
           1999                 1.00                        0.04                       (0.04)                      1.00
           1998                 1.00                        0.05                       (0.05)                      1.00
           1997                 1.00                        0.05                       (0.05)                      1.00
           1996                 1.00                        0.05                       (0.05)                      1.00
U.S. TREASURY MONEY MARKET FUND (A)
Trust Shares

           2000                $1.00                      $ 0.05                      $(0.05)                     $1.00
           1999*                1.00                        0.02                       (0.02)                      1.00
           For the Year Ended November 30:
           1998                 1.00                        0.05                       (0.05)                      1.00
           1997                 1.00                        0.05                       (0.05)                      1.00
           1996                 1.00                        0.05                       (0.05)                      1.00
           1995                 1.00                        0.05                       (0.05)                      1.00

 *      For the period December 1, 1998 to May 31, 1999. All ratios for the period have been annualized.
(DAGGER)Total return is for the period indicated and has not been annualized.
 (A)    On May 24, 1999, the Crestar Tax-Free Money Fund exchanged all of its assets and certain liabilities for shares of the U.S. Treasury Money Market Fund. The Crestar U.S. Treasury
        Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to
        May 24, 1999 have been carried forward in these financial highlights.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       RATIO OF
                                                                                               RATIO OF             NET INVESTMENT
                                                                      RATIO OF               EXPENSES TO              INCOME TO
                   NET ASSETS              RATIO OF               NET INVESTMENT         AVERAGE NET ASSETS      AVERAGE NET ASSETS
        TOTAL         END OF             EXPENSES TO                  INCOME TO          (EXCLUDING WAIVERS      (EXCLUDING WAIVERS
       RETURN      PERIOD (000)        AVERAGE NET ASSETS        AVERAGE NET ASSETS      AND REIMBURSEMENTS)     AND REIMBURSEMENTS)
      --------     -----------        -------------------        ------------------      -------------------     -------------------
       4.86%        $ 468,568              0.63%                      4.80%                    0.74%                    4.69%
       4.57           404,459              0.63                       4.47                     0.76                     4.34
       5.04           377,490              0.62                       4.92                     0.78                     4.76
       4.83           344,350              0.61                       4.73                     0.76                     4.58
       5.14           325,493              0.61                       5.02                     0.78                     4.85

       4.71%        $  79,311              0.77%                      4.62%                    0.93%                    4.46%
       4.41            61,472              0.77                       4.32                     0.98                     4.11
       4.90            58,753              0.76                       4.79                     0.96                     4.59
       4.69            63,178              0.75                       4.59                     0.96                     4.38
       4.99            58,608              0.75                       4.88                     0.99                     4.64


       4.81%        $ 723,277              0.63%                      4.71%                    0.74%                    4.60%
       2.08           760,833              0.68                       4.10                     0.83                     3.95

       4.89           699,923              0.66                       4.77                     0.81                     4.62
       4.91           632,381              0.65                       4.82                     0.80                     4.67
       4.80           389,051              0.66                       4.69                     0.81                     4.54
       5.29           370,454              0.66                       5.16                     0.81                     5.01


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2000

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-five funds as of May 31, 2000: the Balanced Fund, the Capital Appreciation Fund (formerly Capital Growth Fund), the Core Equity Fund, the E-Commerce Opportunity Fund, the Growth and Income Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Moderate Growth Fund (formerly Life Vision Balanced Portfolio), the Life Vision Growth and Income Fund (formerly Life Vision Growth and Income Portfolio), the Life Vision Aggressive Growth Fund (formerly Life Vision Maximum Growth Portfolio), the Mid-Cap Equity Fund, the Small Cap Value Equity Fund (formerly Small Cap Equity Fund), the Small Cap Growth Stock Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the High Income Fund, the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the Tax-Free Money Market Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund (collectively the "Retail Money Market Funds" or the "Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Retail Money Market Funds. The financial statements of the Equity Funds, the Fixed Income Funds and the Institutional Money Market Funds are not presented herein, but are presented separately.

Effective May 1999, the Board of Trustees of the STI Classic Funds and Board of Directors of the CrestFunds Inc. ("CrestFunds") approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the transfer of all assets and certain stated liabilities of the CrestFunds in exchange for the issuance of shares in the Trust in a tax-free reorganization (see Note 7).

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     BASIS OF PRESENTATION OF STATEMENTS -- As more fully described in Note 7, the STI Classic Funds acquired certain CrestFunds in a tax-free business combination. While each Fund now exists as a STI Classic Fund, two of the surviving funds for accounting purposes are CrestFunds. In accordance with generally accepted accounting principles, the financial statements presented herein represent those of accounting survivors. Accordingly, the Statements of Changes in Net Assets and Financial Highlights presented for the periods prior to and ending on May 31, 1999 reflect activity beginning on the first day of the accounting survivor's fiscal year.

--------------------------------------------------------------------------------

     SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to net operating losses and the classification of short-term capital gains and ordinary income for tax purposes have been reclassified to/from the following accounts:

                                    ACCUMULATED    UNDISTRIBUTED
                                     REALIZED     NET INVESTMENT
                                    GAIN (LOSS)    INCOME (LOSS)
                                       (000)           (000)
                                    ------------   --------------
     U.S. Government Securities
       Money Market Fund .........     (191)            191

     This reclassification has no effect on net assets or net asset values per share.

--------------------------------------------------------------------------------
STI  CLASSIC FUNDS MAY 31, 2000

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator"), and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has entered into an agreement with the Distributor to manage the investments of repurchase agreements for the Funds. For its services the Distributor received $1,846,277 for the year ended May 31, 2000.

The Trust and the Distributor are parties to a Distribution Agreement dated November 21, 1995. The Distributor does not receive any fees for its distribution services provided under this agreement.

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

Prior to May 1999, administrative and accounting services were provided to the CrestFunds by SEI Investments Mutual Funds Services who was entitled to receive a fee at an annual rate of .15% of the average daily net assets of the CrestFunds.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a subsidiary of SunTrust Bank, have entered into an advisory agreement dated July 15, 1993. Under terms of the agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                MAXIMUM                    MAXIMUM
          MAXIMUM     TRUST    INVESTOR        INVESTOR     FLEX         FLEX
           ANNUAL     SHARE      SHARE          SHARE       SHARE       SHARE
          ADVISORY   MAXIMUM   DISTRIBUTION    MAXIMUM   DISTRIBUTION  MAXIMUM
            FEE       EXPENSE     FEE          EXPENSE       FEE       EXPENSE
          --------   --------  ------------   ---------- ------------  -------
Prime
   Quality
   Money
   Market
   Fund     .65%       .60%       .20%           .77%        .75%       1.50%
Tax-Exempt
   Money
   Market
   Fund     .55        .52        .15            .64          --         --
Tax-Free
   Money
   Market
   Fund     .40        .51        .40            .67          --         --
U.S. Government
   Securities
   Money
   Market
   Fund     .65        .63        .17            .77          --         --
U.S. Treasury
   Money
   Market
   Fund     .65        .63         --             --          --         --

--------------------------------------------------------------------------------

The Investment Adviser has voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Prior to May 1999, Crestar Asset Management Company ("CAMCO") provided investment advisory services to the CrestFunds. CAMCO was paid for advisory services to each CrestFund money market fund at an annual rate of .40% of each CrestFund money market fund's average daily net assets for the first $500 million of net assets, .35% of each Fund's average daily net assets on the next $500 million of net assets, .30% of each money market fund's average daily net assets on all remaining net assets.

SunTrust Bank, Atlanta, acts as custodian for the Funds. Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Investment Transactions:

Subsequent to October 31, 1999, the Funds recognized net capital losses for tax purposes that have been deferred to 2000 and can be used to offset future capital gains after May 31, 2000. The Funds had capital loss carryforwards at May 31, 2000 as follows:

                                                                                                              POST 10/31
                              CARRYOVER   EXPIRES    EXPIRES     EXPIRES    EXPIRES    EXPIRES     EXPIRES     DEFERRED
                              05/31/00     2003       2004        2005       2006       2007        2008         LOSS
                                (000)      (000)      (000)       (000)      (000)      (000)       (000)        (000)
                             ----------  --------   --------    --------   --------    --------   --------    ----------
Prime Quality Money
  Market Fund                   $367       $110        $14       $223         $--         $--        $20         $15
Tax-Exempt Money
  Market Fund                     32         --          4         --          --          --         28           3
Tax-Free Money
  Market Fund                     --         --         --         --          --          --         --          20
U.S. Government Securities
  Money Market Fund               --         --         --         --          --          --         --          27

NOTES TO FINANCIAL STATEMENTS  (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2000

7. CrestFunds Merger:

The Board of Directors and shareholders of the CrestFunds approved a reorganization of the CrestFunds into the STI Classic Funds which took place during May 1999.

The following table summarizes certain relevant information of the Funds prior to and immediately after the business combination in May 1999 and is unaudited:


                               SHARES
                             OUTSTANDING                                       SHARES ISSUED      NET ASSETS         NAV
                              ON MERGER                                         IN BUSINESS          AFTER           PER
             CRESTFUND           DATE               STICLASSIC FUND             COMBINATION       COMBINATION       SHARE
           ------------      -----------           ---------------              ------------      -----------       -----
Cash Reserve                                  Prime Quality Money Market (2)
   Trust Shares               1,179,840,320      Trust Shares                   1,179,992,513    $3,898,000,842     $1.00
   Investor Class A             187,019,982      Investor Shares                  187,134,402       897,327,829      1.00
   Investor Class B (1)              68,609      Flex Shares                              n/a               n/a       n/a
U.S. Treasury Money Fund (2)                   U.S. Treasury Money Market
   Trust Shares                 278,919,943      Trust Shares                     278,919,943       278,898,164      1.00
   Investor Class A               5,967,857      Investor Shares                    5,967,857         5,968,442      1.00

Tax Free Money Fund (2)                        Tax-Free Money Market
   Trust Shares                 732,825,211      Trust Shares                     732,825,211       732,779,926      1.00

(1) Investor Class B Shares of the CrestFunds Cash Reserve Fund were exchanged for Investor Shares of the STI Classic Prime Quality Money Market Fund.

(2) Represents the accounting survivor in this business combination.


8. Concentration of Credit Risk:

The Prime Quality Money Market Fund invests primarily in high quality money market instruments rated in the highest short-term rating category by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. (Moody's) or, if not rated, are determined by the Investment Adviser to be of comparable quality. The Tax-Exempt Money Market and Tax-Free Money Market Funds invest in high quality, U.S. dollar denominated municipal securities rated in one of the two highest short-term rating categories or, if not rated, are determined by the Investment Adviser to be of comparable quality. The U.S. Government Securities Money Market and U.S. Treasury Money Market Funds invest exclusively in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities.

9. Subsequent Events:

Effective June 30, 2000, SunTrustBanks, Inc. reorganized all of the investment management functions of its three institutional money management units, including SunTrust Bank, into Trusco Capital Management, Inc.

On May 16, 2000, the Board of Trustees of the STI Classic Funds approved the name change of the Tax-Free Money Market Fund to the Virginia Tax-Free Money Market Fund.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2000

To the Shareholders and Board of Trustees of STI Classic Funds:

We have audited the accompanying statements of net assets of the Prime Quality Money Market, Tax-Exempt Money Market, Tax-Free Money Market, U.S. Government Securities Money Market, and U.S. Treasury Money Market Funds of STI Classic Funds (the "Trust") as of May 31, 2000, and the related statements of operations, changes in net assets, and financial highlights for the periods presented, excluding the periods indicated below. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes for the year ended November 30, 1998 and financial highlights for the periods presented prior to May 31, 1999, for the Tax-Free Money Market and U.S. Treasury Money Market Funds, were audited by other auditors whose report, dated January 15, 1999, expressed an unqualified opinion on this information.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2000, by correspondence with the custodian and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us present fairly, in all material respects, the financial position of the Prime Quality Money Market, Tax-Exempt Money Market, Tax-Free Money Market, U.S. Government Securities Money Market, and U.S. Treasury Money Market Funds, of STI Classic Funds as of May 31, 2000, the results of their operations, changes in their net assets, and financial highlights for each of the periods described in the first paragraph above, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
July 18, 2000

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS MAY 31, 2000                                         UNAUDITED

For shareholders that do not have a May 31, 2000 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 2000, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended May 31, 2000, each portfolio is designating the following items with regard to distributions paid during the year:

                                             LONG TERM
                                             (20% RATE)        ORDINARY
                                            CAPITAL GAIN        INCOME        TAX-EXEMPT        TOTAL         QUALIFYING
      FUND                                  DISTRIBUTION     DISTRIBUTIONS     INTEREST     DISTRIBUTIONS    DIVIDENDS (1)
  ----------------                          ------------     -------------    ----------    -------------    -------------
Prime Quality Money Market Fund                 0.00%          100.00%           0.00%         100.00%          0.00%
Tax-Exempt Money Market Fund                    0.00%            0.04%          99.96%         100.00%          0.00%
Tax Free Fund                                   0.00%            0.00%         100.00%         100.00%          0.00%
U.S. Government Securities
   Money Market Fund                            0.00%          100.00%           0.00%         100.00%          0.00%
U.S. Treasury Money Market Fund                 0.00%          100.00%           0.00%         100.00%          0.00%


-----------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".

                                  [BLANK PAGE]

                                    INVESTMENT ADVISER
                              Trusco Capital Management, Inc.

               STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by affiliates of SunTrust Banks, Inc.

                                          DISTRIBUTOR
                                SEI Investments Distribution Co.

                      This information must be preceded or accompanied by
                         a current prospectus for each Fund described.